MONEY MARKET PORTFOLIOS

NORTHERN INSTITUTIONAL FUNDS

TREASURY PORTFOLIO

SHARES (NITXX)

SERVICE SHARES

PREMIER SHARES (NTPXX)

TREASURY INSTRUMENTS PORTFOLIO

SHARES (NTYXX)

SERVICE SHARES

PREMIER SHARES

U.S. GOVERNMENT PORTFOLIO

SHARES (BNGXX)

SERVICE SHARES (BGCXX)

PREMIER SHARES (BGDXX)

U.S. GOVERNMENT SELECT PORTFOLIO

SHARES (BGSXX)

SERVICE SHARES (BSCXX)

PREMIER SHARES (BSDXX)

MUNICIPAL PORTFOLIO

SHARES (NMUXX)

SERVICE SHARES (BMSXX)

PREMIER SHARES

PRIME OBLIGATIONS PORTFOLIO

SHARES (NPAXX)

SERVICE SHARES (NPCXX)

PREMIER SHARES

Prospectus dated April 1, 2019

You could lose money by investing in the Portfolios.

Although each of the Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Institutional Funds shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Institutional Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Portfolios’ website (northerntrust.com/institutional) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Institutional Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Institutional Funds, by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Institutional Funds, you can inform Northern Institutional Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Institutional Funds you hold in your account at the financial intermediary or through an account with Northern Institutional Funds. You must provide separate instructions to each of your financial intermediaries.

Because the share price of the Municipal Portfolio and Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Municipal Portfolio and Prime Obligations Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if such Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

3	PORTFOLIO SUMMARIES

	3	TREASURY PORTFOLIO

	11	TREASURY INSTRUMENTS PORTFOLIO

	17	U.S. GOVERNMENT PORTFOLIO

	25	U.S. GOVERNMENT SELECT PORTFOLIO

	33	MUNICIPAL PORTFOLIO

	43	PRIME OBLIGATIONS PORTFOLIO

53	INVESTMENT ADVISER

54	MANAGEMENT FEES

55	OTHER PORTFOLIO SERVICES

56	PURCHASING AND SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

	56	INVESTORS

	56	SHARE CLASSES

	57	PURCHASING SHARES, SERVICE SHARES AND PREMIER SHARES

	57	OPENING AN ACCOUNT

	58	SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

	58	LIQUIDITY FEES AND REDEMPTION GATES—MUNICIPAL PORTFOLIO AND PRIME OBLIGATIONS PORTFOLIO

60	ACCOUNT POLICIES AND OTHER INFORMATION

67	DISTRIBUTIONS AND TAX CONSIDERATIONS

70	SECURITIES, TECHNIQUES AND RISKS

	70	ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

84	FINANCIAL HIGHLIGHTS

96	FOR MORE INFORMATION

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

PORTFOLIO SUMMARIES

TREASURY PORTFOLIO—SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.13%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.16%

Expense Reimbursement(1)	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%

(1)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$15	$51	$89	$204

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash;

∎	Short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and

∎	Repurchase agreements collateralized fully by cash or Treasury Obligations.

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and repurchase agreements collateralized solely by Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SHARES

obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SHARES

variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.54% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the second quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	11/5/08	1.73%	0.55%	0.30%	0.30%

The 7-day yield for Shares of the Portfolio as of December 31, 2018: 2.34%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary. The Shares class of the Portfolio is not offered for purchase through Northern Trust custody sweep.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SHARES

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares

Management Fees	0.13%	0.13%

Other Expenses	0.28%(1)	0.08%

Transfer Agent Fees	0.02%	0.02%

Service Fees	0.25%	0.05%

Other Operating Expenses	0.01%	0.01%

Total Annual Portfolio Operating Expenses	0.41%	0.21%

Expense Reimbursement(2)	(0.01)%	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.40%	0.20%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$41	$131	$229	$517
Premier Shares	$20	$67	$117	$267

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash;

∎	Short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and

∎	Repurchase agreements collateralized fully by cash or Treasury Obligations.

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and repurchase agreements collateralized solely by Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing the performance of the Portfolio’s Premier Shares from year to year. As of December 31, 2018 there were no Service Shares outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (PREMIER SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.53% in the fourth quarter of 2018, and the lowest quarterly return was 0.10% in the first quarter of 2017.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	Since Inception
Premier Shares	08/01/16	1.68%	1.03%

The 7-day yield for Premier Shares of the Portfolio as of December 31, 2018: 2.27%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

Under the Service Plan for Premier Shares, Northern Institutional Funds (the “Trust”) has entered into a servicing agreement with The Northern Trust Company (“TNTC”) under which TNTC has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares. In exchange for these services, TNTC, as servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Premier Shares of the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. Premier Shares of the Portfolio are currently offered only through Northern Trust custody sweep. There is no minimum investment required for purchases of Premier Shares. As of December 31, 2018 there were no Service Shares outstanding for the Portfolio.

On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

On any business day, you may sell (redeem) or exchange Premier Shares of the Portfolio through your custody sweep account by contacting your Northern Trust account representative.

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.18%

Other Expenses(1)	0.21%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.19%

Total Annual Portfolio Operating Expenses	0.39%

Expense Reimbursement(2)	(0.19)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Shares	$20	$106

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SHARES

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The Portfolio is new and does not yet have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, the Portfolio’s performance information will be accessible on the Portfolio’s web site at northerntrust.com/institutional or by calling 800-637-1380, and will provide some indication of the risks of investing in the Portfolio.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SHARES

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares. As of December 31, 2018 there were no Shares outstanding for the Portfolio.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	13	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares

Management Fees	0.18%	0.18%

Other Expenses(1)	0.46%	0.71%

Transfer Agent Fees	0.02%	0.02%

Service Fees	0.25%	0.50%

Other Operating Expenses	0.19%	0.19%

Total Annual Portfolio Operating Expenses	0.64%	0.89%

Expense Reimbursement(2)	(0.19)%	(0.19)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%	0.70%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$46	$186
Premier Shares	$72	$265

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would. Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	15	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

PORTFOLIO PERFORMANCE

The Portfolio is new and does not yet have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Once available, the Portfolio’s performance information will be accessible on the Portfolio’s web site at northerntrust.com/institutional or by calling 800-637-1380, and will provide some indication of the risks of investing in the Portfolio.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. As of December 31, 2018 there were no Service Shares or Premier Shares outstanding for the Portfolio.

On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.23%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.26%

Expense Reimbursement(1)	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.25%

(1)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.25%. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$26	$83	$145	$330

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	17	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SHARES

data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SHARES

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.51% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	10/29/85	1.64%	0.49%	0.26%	3.34%

The 7-day yield for Shares of the Portfolio as of December 31, 2018: 2.20%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	19	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SHARES

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares

Management Fees	0.23%	0.23%

Other Expenses	0.28%	0.53%(	1)

Transfer Agent Fees	0.02%	0.02%

Service Fees	0.25%	0.50%

Other Operating Expenses	0.01%	0.01%

Total Annual Portfolio Operating Expenses	0.51%	0.76%

Expense Reimbursement(2)	(0.01)%	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.50%	0.75%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.25%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$51	$163	$284	$640
Premier Shares	$77	$242	$421	$941

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	21	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Service Shares from year to year. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.51% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service Shares	4/1/99	1.64%	0.49%	0.25%	1.58%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2018: 2.20%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	23	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.18%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.21%

Expense Reimbursement(1)	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%

(1)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$20	$67	$117	$267

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	25	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SHARES

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions , which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SHARES

to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.52% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	11/7/90	1.68%	0.53%	0.28%	2.69%

The 7-day yield for Shares of the Portfolio as of December 31, 2018: 2.25%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two,

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U.S. GOVERNMENT SELECT PORTFOLIO—SHARES

unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares

Management Fees	0.18%	0.18%

Other Expenses	0.28%	0.53%	(1)

Transfer Agent Fees	0.02%	0.02%

Service Fees	0.25%	0.50%

Other Operating Expenses	0.01%	0.01%

Total Annual Portfolio Operating Expenses	0.46%	0.71%

Expense Reimbursement(2)	(0.01)%	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%	0.70%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$46	$147	$257	$578
Premier Shares	$72	$226	$394	$882

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

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U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with hanging interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions , which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Service Shares from year to year. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.52% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service Shares	5/28/99	1.68%	0.53%	0.27%	1.61%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2018: 2.25%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

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U.S. GOVERNMENT SELECT PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO—SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide, to the extent consistent with the preservation of capital, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.18%

Other Expenses	0.07%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.05%

Total Annual Portfolio Operating Expenses	0.25%

Expense Reimbursement(1)	(0.04)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.21%

(1)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of the excepted expenses that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$22	$76	$137	$314

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing primarily in high-quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

∎	Fixed, variable and floating rate notes and similar debt instruments;

∎	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

∎	Tax-exempt commercial paper;

∎	Municipal bonds, notes, paper or other instruments; and

∎	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will be deemed eligible investments for the purposes of determining whether the portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a significant portion of the Portfolio’s dividends may be subject to federal income tax for shareholders subject to AMT. The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

The Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As an “institutional money market fund” under Rule 2a-7, the Portfolio is (1) required to sell and redeem its shares at its net asset value (“NAV”) rounded to the fourth decimal place (e.g., $1.0000) reflecting market-based values of the Portfolio’s holdings, and (2) the Board of Trustees (the “Board”) will be permitted to impose a “liquidity fee” on redemptions from the Portfolio (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period, as described in more detail under “Purchase and Sales of Portfolio Shares.”

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments.

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MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO—SHARES

Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FLOATING NAV RISK is the risk that because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

GEOGRAPHIC AND SECTOR RISK is the risk that if the Portfolio invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Portfolio’s investments more than if its investments were not so concentrated in such geographic region or economic sector.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions , which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

LIQUIDITY FEE AND REDEMPTION GATE RISK is the risk that the Portfolio may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO—SHARES

LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like and the Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Portfolio’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

MUNICIPAL SECURITIES RISK is the risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Portfolio may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Portfolio’s investments in municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

TAX RISK is the risk that future legislative or administrative changes, court decisions or noncompliant conduct by issuers may materially affect the value of municipal instruments, the ability of the Portfolio to pay tax-exempt dividends, or may otherwise prevent the Portfolio from realizing the full current benefit of the tax-exempt status of such securities. Any such change could affect the value of an investment in the Portfolio.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is

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MUNICIPAL PORTFOLIO—SHARES

not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.38% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	12/1/99	1.23%	0.43%	0.28%	1.27%

The 7-day yield for Shares of the Portfolio as of December 31, 2018: 1.53%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

The Portfolio may impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period (a redemption gate), in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

∎

30% weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 30% of the Portfolio’s total assets as of the end of a business day, and the Board of Trustees determines it is in the best interests of the Portfolio, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be

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implemented as early as the same business day that weekly liquid assets of the Portfolio fall below 30% of the total assets.

∎

10% weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio.

TAX INFORMATION

The Portfolio will not maintain a stable share price and a sale of Portfolio shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received, unless you adopt a simplified “NAV method” of accounting with respect to your shares. You are urged to consult your tax professional regarding which method of accounting is appropriate for you. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. The Portfolio’s distributions may be taxable as ordinary income or capital gains. However, the Portfolio anticipates that substantially all of its income dividends will be “exempt-interest dividends” that are generally exempt from regular federal income taxes. In certain instances, dividends paid by the Portfolio, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of the exempt-interest dividends paid by the Portfolio. Tax-exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Portfolio because such investors are already tax-exempt.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MUNICIPAL PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to provide, to the extent consistent with the preservation of capital, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. This objective may be changed without shareholder approval.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares

Management Fees	0.18%	0.18%

Other Expenses	0.32%	0.57%	(1)

Transfer Agent Fees	0.02%	0.02%

Service Fees	0.25%	0.50%

Other Operating Expenses	0.05%	0.05%

Total Annual Portfolio Operating Expenses	0.50%	0.75%

Expense Reimbursement(2)	(0.04)%	(0.04)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.46%	0.71%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$47	$156	$276	$624
Premier Shares	$73	$236	$413	$927

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing primarily in high-quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Portfolio is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:

∎	Fixed, variable and floating rate notes and similar debt instruments;

∎	Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);

∎	Tax-exempt commercial paper;

∎	Municipal bonds, notes, paper or other instruments; and

∎	Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

Except in extraordinary circumstances, at least 80% of the Portfolio’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. Alternative minimum tax (“AMT”) obligations, which pay interest that may be treated as an item of tax preference to shareholders under the federal AMT, will be deemed eligible investments for the purposes of determining whether the portfolio meets this policy. To the extent that the Portfolio invests in AMT obligations, a significant portion of the Portfolio’s dividends may be subject to federal income tax for shareholders subject to AMT. The Portfolio is not limited in the amount of its assets that may be invested in AMT obligations.

The Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As an “institutional money market fund” under Rule 2a-7, the Portfolio is (1) required to sell and redeem its shares at its net asset value (“NAV”) rounded to the fourth decimal place (e.g., $1.0000) reflecting market-based values of the Portfolio’s holdings, and (2) the Board of Trustees (the “Board”) will be permitted to impose a “liquidity fee” on redemptions from the Portfolio (up to 2%) or temporarily

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MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

restrict redemptions from the Portfolio for up to 10 business days during a 90-day period, as described in more detail under “Purchase and Sales of Portfolio Shares.”

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FLOATING NAV RISK is the risk that because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

GEOGRAPHIC AND SECTOR RISK is the risk that if the Portfolio invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Portfolio’s investments more than if its investments were not so concentrated in such geographic region or economic sector.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions , which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

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MUNICIPAL PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

LIQUIDITY FEE AND REDEMPTION GATE RISK is the risk that the Portfolio may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like and the Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Portfolio’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Portfolio may be adversely affected by the volatile municipal market. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

MUNICIPAL SECURITIES RISK is the risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Portfolio may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Portfolio’s investments in municipal securities. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

TAX RISK is the risk that future legislative or administrative changes, court decisions or noncompliant conduct by issuers may materially affect the value of municipal instruments, the ability of the Portfolio to pay tax-exempt dividends, or may otherwise prevent the Portfolio from realizing the full current benefit of the tax-exempt status of such securities. Any such change could affect the value of an investment in the Portfolio.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Service Shares from year to year. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.38% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service Shares	2/11/00	1.23%	0.43%	0.24%	1.10%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2018: 1.53%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

The Portfolio may impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period (a redemption gate), in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

∎

30% weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 30% of the Portfolio’s total assets as of the end of a business day, and the Board of Trustees determines it is in the best interests of the Portfolio, the Board may impose a

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MUNICIPAL PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that weekly liquid assets of the Portfolio fall below 30% of the total assets.

∎

10% weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio.

TAX INFORMATION

The Portfolio will not maintain a stable share price and a sale of Portfolio shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received, unless you adopt a simplified “NAV method” of accounting with respect to your shares. You are urged to consult your tax professional regarding which method of accounting is appropriate for you. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. The Portfolio’s distributions may be taxable as ordinary income or capital gains. However, the Portfolio anticipates that substantially all of its income dividends will be “exempt-interest dividends” that are generally exempt from regular federal income taxes. In certain instances, dividends paid by the Portfolio, while exempt from regular federal income tax, may be subject to the federal AMT. State and local income taxes may apply to all or a portion of the exempt-interest dividends paid by the Portfolio. Tax-exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Portfolio because such investors are already tax-exempt.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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MONEY MARKET PORTFOLIOS

PRIME OBLIGATIONS PORTFOLIO—SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares

Management Fees	0.13%

Other Expenses	0.04%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.02%

Total Annual Portfolio Operating Expenses	0.17%

Expense Reimbursement(1)	(0.02)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%

(1)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Shares	$15	$53	$94	$215

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

∎	Obligations of U.S. banks (including obligations of foreign branches of such banks);

∎	Obligations of foreign commercial banks;

∎	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

∎	Corporate bonds, notes, paper and other instruments that are of high quality;

∎	Asset-backed securities and asset-backed commercial paper;

∎	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

∎	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

∎	Repurchase agreements; and

∎	Municipal securities issued or guaranteed by state or local governmental bodies.

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the financial services group of industries. Companies in the financial services group of industries include but are not limited to U.S. and non-U.S. companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities. The Portfolio may, however, for temporary defensive purposes, invest less than 25% of its total assets in the financial services industry if warranted due to adverse economic conditions or if investing less than 25% of its total assets in the financial services industry appears to be in the best interest of shareholders.

The Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As an “institutional money market fund” under Rule 2a-7, the Portfolio is (1) required to sell and redeem its shares at its net asset value (“NAV”) rounded to the fourth decimal place (e.g., $1.0000) reflecting market-based values of the Portfolio’s holdings, and (2) the Board of Trustees (the “Board”) will be permitted to impose a “liquidity fee” on

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PRIME OBLIGATIONS PORTFOLIO—SHARES

redemptions from the Portfolio (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period, as described in more detail under “Purchase and Sales of Portfolio Shares.”

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

ASSET-BACKED SECURITIES RISK. Asset-backed securities represent interests in pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

COMMERCIAL PAPER RISK. Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is also susceptible to changes in the issuer’s financial condition or credit quality. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenue in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Portfolio’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Portfolio invests, causing an adverse impact on the Portfolio’s investments in the affected region.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FINANCIAL SERVICES INDUSTRY RISK is the risk that, because the Portfolio will invest under normal market conditions at least 25% of its total assets in the financial services industry, the Portfolio will be subject to greater risk of loss by economic, business, political or other developments which generally affect this industry. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

FLOATING NAV RISK is the risk that because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, more or less stringent foreign securities regulations and accounting and disclosure standards or other factors. In addition, the Portfolio will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure

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MONEY MARKET PORTFOLIOS

PRIME OBLIGATIONS PORTFOLIO—SHARES

to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions , which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

LIQUIDITY FEE AND REDEMPTION GATE RISK is the risk that the Portfolio may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like and the Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Portfolio’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

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VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.58% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the first quarter of 2014.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	8/21/03	1.99%	0.72%	0.43%	1.38%

The 7-day yield for Shares of the Portfolio as of December 31, 2018: 2.47%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary.

On any business day, you may sell (redeem) or exchange Portfolio Shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

The Portfolio may impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Portfolio for

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PRIME OBLIGATIONS PORTFOLIO—SHARES

up to 10 business days during a 90-day period (a redemption gate), in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

∎

30% weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 30% of the Portfolio’s total assets as of the end of a business day, and the Board of Trustees determines it is in the best interests of the Portfolio, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that weekly liquid assets of the Portfolio fall below 30% of the total assets.

∎

10% weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio.

TAX INFORMATION

The Portfolio will not maintain a stable share price and a sale of Portfolio shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received, unless you adopt a simplified “NAV method” of accounting with respect to your shares. You are urged to consult your tax professional regarding which method of accounting is appropriate for you. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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PRIME OBLIGATIONS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares

Management Fees	0.13%	0.13%

Other Expenses	0.29%	0.54%	(1)

Transfer Agent Fees	0.02%	0.02%

Service Fees	0.25%	0.50%

Other Operating Expenses	0.02%	0.02%

Total Annual Portfolio Operating Expenses	0.42%	0.67%

Expense Reimbursement(2)	(0.02)%	(0.02)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.40%	0.65%

(1)	“Other Expenses” have been estimated for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$41	$133	$233	$528
Premier Shares	$66	$212	$371	$833

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

∎	Obligations of U.S. banks (including obligations of foreign branches of such banks);

∎	Obligations of foreign commercial banks;

∎	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

∎	Corporate bonds, notes, paper and other instruments that are of high quality;

∎	Asset-backed securities and asset-backed commercial paper;

∎	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

∎	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

∎	Repurchase agreements; and

∎	Municipal securities issued or guaranteed by state or local governmental bodies.

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the financial services group of industries. Companies in the financial services group of industries include but are not limited to U.S. and non-U.S. companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities. The Portfolio may, however, for temporary defensive purposes, invest less than 25% of its total assets in the financial services industry if warranted due to adverse economic conditions or if investing less than 25% of its total assets in the financial services industry appears to be in the best interest of shareholders.

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PRIME OBLIGATIONS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

The Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As an “institutional money market fund” under Rule 2a-7, the Portfolio is (1) required to sell and redeem its shares at its net asset value (“NAV”) rounded to the fourth decimal place (e.g., $1.0000) reflecting market-based values of the Portfolio’s holdings, and (2) the Board of Trustees (the “Board”) will be permitted to impose a “liquidity fee” on redemptions from the Portfolio (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period, as described in more detail under “Purchase and Sales of Portfolio Shares.”

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

ASSET-BACKED SECURITIES RISK. Asset-backed securities represent interests in pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

COMMERCIAL PAPER RISK. Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is also susceptible to changes in the issuer’s financial condition or credit quality. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenue in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Portfolio’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Portfolio invests, causing an adverse impact on the Portfolio’s investments in the affected region.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FINANCIAL SERVICES INDUSTRY RISK is the risk that, because the Portfolio will invest under normal market conditions at least 25% of its total assets in the financial services industry, the Portfolio will be subject to greater risk of loss by economic, business, political or other developments which generally affect this industry. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

FLOATING NAV RISK is the risk that because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, more or less stringent foreign securities

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PRIME OBLIGATIONS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

regulations and accounting and disclosure standards or other factors. In addition, the Portfolio will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

LIQUIDITY FEE AND REDEMPTION GATE RISK is the risk that the Portfolio may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like and the Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Portfolio’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of the securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated

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PRIME OBLIGATIONS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*†

* For the periods shown in the bar chart above, the highest quarterly return was 0.58% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the first quarter of 2014.

AVERAGE ANNUAL TOTAL RETURNS†

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service Shares	9/2/03	1.99%	0.72%	0.39%	1.26%

†

The total return from January 1, 2017 through February 23, 2017 reflects the performance of the Portfolio’s Service Shares. As of February 24, 2017, there were no Service Shares outstanding. Performance information from that date through May 3, 2018 reflects that of the Portfolio’s Shares class. As of May 4, 2018, there were Service Shares outstanding for the Portfolio. Performance information from that date through December 31, 2018 reflects that of the Portfolio’s Service Shares class. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio. Service Shares and Premier Shares would have similar annual returns when compared with Shares because each class is invested in the same portfolio of securities. The annual return of the Shares class would differ from those of Service Shares and Premier Shares only to the extent that the classes do not have the same expenses.

The 7-day yield for Shares of the Portfolio as of December 31, 2018: 2.47%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

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PRIME OBLIGATIONS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. As of December 31, 2018 there were no Premier Shares outstanding for the Portfolio.

On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

The Portfolio may impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period (a redemption gate), in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

∎

30% weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 30% of the Portfolio’s total assets as of the end of a business day, and the Board of Trustees determines it is in the best interests of the Portfolio, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that weekly liquid assets of the Portfolio fall below 30% of the total assets.

∎

10% weekly liquid assets – If the Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio.

TAX INFORMATION

The Portfolio will not maintain a stable share price and a sale of Portfolio shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received, unless you adopt a simplified “NAV method” of accounting with respect to your shares. You are urged to consult your tax professional regarding which method of accounting is appropriate for you. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT ADVISER

This Prospectus describes six money market portfolios (each a “Portfolio,” collectively the “Portfolios”) which are currently offered by Northern Institutional Funds (the “Trust”).

Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Portfolios. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of December 31, 2018, Northern Trust Corporation, through its affiliates, had assets under custody of $7.59 trillion, and assets under investment management of $1.07 trillion.

Under the Management Agreements with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Portfolios and for placing purchase and sale orders for portfolio securities, as well as for providing administration services to the Portfolios.

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MANAGEMENT FEES

As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s respective average daily net assets). The table also reflects the management fees paid by each of the Portfolios for the fiscal year ended November 30, 2018 (expressed as a percentage of each Portfolio’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain fees and expenses shown in the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in footnote to the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for the Portfolios may be higher than the contractual limitation for the Portfolios as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2020. The expense reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield.

A discussion regarding the Board of Trustees’ basis for its most recent approval of the Portfolios’ Management Agreements is available in the Portfolios’ semi-annual report to shareholders for the six-month period ended May 31, 2018.

	Contractual Management Fee Rate	Management Fees Paid for Fiscal Year Ended 11/30/18
TREASURY PORTFOLIO	0.13%	0.13%
TREASURY INSTRUMENTS PORTFOLIO	0.18%	N/A	*
U.S. GOVERNMENT PORTFOLIO	0.23%	0.23%
U.S. GOVERNMENT SELECT PORTFOLIO	0.18%	0.18%
MUNICIPAL PORTFOLIO	0.18%	0.18%
PRIME OBLIGATIONS PORTFOLIO	0.13%	0.13%

*	The Treasury Instruments Portfolio had not commenced operations as of November 30, 2018.

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MONEY MARKET PORTFOLIOS

OTHER PORTFOLIO SERVICES

The Northern Trust Company (“TNTC,” together with NTI, referred to as “Northern Trust”) serves as Transfer Agent and Custodian for each Portfolio. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. TNTC also performs certain administrative services for the Portfolios pursuant to a sub-administration agreement with NTI. NTI pays TNTC for its sub-administration services out of its management fees, which do not represent additional expenses to the Portfolios.

TNTC, as Transfer Agent, is entitled to transfer agent fees at an annual rate of 0.015% of the average daily net assets of each Portfolio. TNTC, as Custodian, receives an amount based on a pre-determined schedule of charges approved by the Trust’s Board of Trustees.

TNTC, NTI and other Northern Trust affiliates may provide other services to the Portfolios and receive compensation for such services if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in a Portfolio may or may not receive specific notice of such additional services and fees.

Shares of the Trust are distributed by Northern Funds Distributors, LLC (“NFD”), Three Canal Plaza, Suite 100, Portland, Maine, 04101. NFD is not affiliated with TNTC, NTI or any other Northern Trust affiliate.

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PURCHASING AND SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

THE TRUST OFFERS SIX MONEY MARKET PORTFOLIOS TO INSTITUTIONAL INVESTORS IN THIS PROSPECTUS.

The descriptions in the Portfolio Summaries may help you decide whether a Portfolio or Portfolios fit your investment needs. Keep in mind, however, that no guarantee can be made that a Portfolio will meet its investment objective and no Portfolio should be relied upon as a complete investment program.

INVESTORS

Institutional investors (“Institutions”), acting on their own behalf or on behalf of customers and other beneficial owners (“Customers”), may invest in the Shares class of each Portfolio.

Institutions, acting on their own behalf or on behalf of Customers and entering into servicing agreements with the Trust (“Servicing Agreements”), may invest in the Service Shares class and Premier Shares class of each Portfolio.

Institutions are:

∎

Authorized third party financial intermediaries (including retirement plans and plan sponsors, banks, trust companies, brokers, investment advisers and other money managers), acting on their own behalf or on behalf of Customers;

∎

Clients of Northern Trust Corporate and Institutional Services, Northern Trust Foundation and Institutional Advisors and Northern Trust Global Family Office who are corporations, partnerships, business trusts and other institutions and organizations, and clients of Northern Trust Wealth Management having at least $500 million in total assets at Northern Trust; and

∎

With respect to the Municipal Portfolio and Prime Obligations Portfolio only, investors who are not permitted to invest in a “retail money market fund” as defined under Rule 2a-7 of the 1940 Act due to policies and procedures that limit all beneficial owners of such a fund to natural persons.

SHARE CLASSES

Each Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. With the exception of the Treasury Portfolio, Premier Shares of each Portfolio are not currently offered to investors. The Premier Shares of the Treasury Portfolio are currently offered only through a Northern Trust custody sweep account.

∎	Shares do not provide for payments by the Portfolio to Institutions for administrative support or shareholder liaison services.

∎	Service Shares are designed for certain Institutions that agree with the Portfolio to provide (or arrange for the provision of) administrative support services to Customers.

∎

Premier Shares are designed for certain Institutions that agree with the Portfolio to provide (or arrange for the provision of) administrative support and shareholder liaison services to Customers. With the exception of the Treasury Portfolio, Premier Shares of each Portfolio are not currently offered to investors.

Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except service fee amounts payable under the Service Plan that has been adopted for the Portfolio’s Service Shares and Premier Shares. The Service Plan provides for payments at an annual rate of up to 0.25% of the average daily net asset value (“NAV”) of Service Shares of the each of the Portfolios and 0.50% of the average daily NAV of Premier Shares of the Treasury Instruments Portfolio, U.S. Government, U.S. Government Select, Municipal and Prime Obligations Portfolios.

Under the Service Plan for Premier Shares of the Treasury Portfolio, the Trust has entered into a servicing agreement with The Northern Trust Company (“TNTC”) under which TNTC has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares. In exchange for these services, TNTC, as servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Premier Shares of the Treasury Portfolio.

The Board of Trustees of Northern Institutional Funds has approved the suspension of the Portfolios’ Service Shares service fee payments, but such payments can be reinstated in the future upon approval by the Board of Trustees.

Please note that the fee and expense information shown under “Fees and Expenses of the Portfolio” in the Portfolio Summaries beginning on page 3 does not reflect any charges that may be imposed by TNTC, its affiliates, financial intermediaries and other institutions on their Customers (as defined above). (For more information, please see “Account Policies and Other Information—Financial Intermediaries” beginning on page 64.)

Other than the Municipal and Prime Obligations Portfolios, the Portfolios do not intend to avail themselves of the ability to impose liquidity fees and/or redemption gates. However, the Board of Trustees reserves the right, with notice to shareholders,

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to change this policy with respect to a Portfolio, thereby permitting that Portfolio to impose such fees and gates in the future.

PURCHASING SHARES, SERVICE SHARES AND PREMIER SHARES

Institutions who do not have accounts with Northern Trust may open an account directly with the Trust generally with a minimum initial investment of $5 million in one or more of the investment portfolios of the Trust. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Shares of a Portfolio. There is no minimum initial investment for Institutions who purchase Portfolio shares through an account at Northern Trust (or an affiliate) or an authorized third party financial intermediary.

The Shares class of the Treasury Portfolio is not offered for purchase through Northern Trust custody sweep. You may purchase Service Shares of each Portfolio through an authorized intermediary generally with no minimum initial investment.

Except for the Treasury Portfolio, Premier Shares for each Portfolio are not currently offered. Premier Shares of Treasury Portfolio are currently offered only through Northern Trust custody sweep. There is no minimum investment required for purchase of Premier Shares of Treasury Portfolio.

O PENING AN ACCOUNT

THROUGH AN INSTITUTIONAL ACCOUNT. If you are opening an institutional account at Northern Trust, a Northern Trust representative can assist you with all phases of your investment.

To purchase Shares, Service Shares or Premier Shares through your account, contact your Northern Trust representative for further information.

THROUGH AN AUTHORIZED INTERMEDIARY. The Trust may authorize certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase orders from their Customers on behalf of the Portfolios. See “Account Policies and Other Information—Financial Intermediaries” beginning on page 64 for additional information regarding purchases of Shares, Service Shares and Premier Shares through authorized intermediaries.

DIRECTLY FROM THE TRUST. An Institution may open a shareholder account and purchase Shares, Service Shares and Premier Shares directly from the Trust as described above under “Purchasing Shares, Service Shares and Premier Shares.”

For your convenience, there are a number of ways to invest directly in the Portfolios:

BY MAIL

∎	Read this Prospectus carefully.

∎	Complete and sign the New Account Application.

∎	Include acceptable evidence of authority (if applicable).

∎	Enclose a check or Federal Reserve draft payable to Northern Institutional Funds.

∎	Mail your check, acceptable evidence of authority (if applicable) and completed New Account Application to:

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

∎	Additional documentation may be required to fulfill the requirements of the “Customer Identification Program” described beginning on page 64.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

∎	For overnight delivery, use the following address:

Northern Institutional Funds

801 South Canal Street

Chicago, Illinois 60607

BY TELEPHONE

∎	Read this Prospectus carefully.

∎	Call the Northern Institutional Funds Center at 800-637-1380.

TO OPEN A NEW ACCOUNT PLEASE PROVIDE:

∎	The name of the Portfolio in which you would like to invest

∎	The number of Shares, Service Shares or Premier Shares and the dollar amount to be invested

∎	The method of payment

TO ADD TO AN EXISTING ACCOUNT, PLEASE PROVIDE:

∎	The Institution’s name

∎	Your account number

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BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER

TO OPEN A NEW ACCOUNT:

∎	For more information or instructions regarding the purchase of Shares, Service Shares or Premier Shares, call the Northern Institutional Funds Center at 800-637-1380.

TO ADD TO AN EXISTING ACCOUNT:

∎	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

(Reference 10-Digit Portfolio account number, with no spaces (e.g., ##########))

(Reference Shareholder’s Name)

SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

THROUGH AN INSTITUTIONAL ACCOUNT. Institutions may sell (redeem) Shares, Service Shares and Premier Shares through their institutional account by contacting their Northern Trust account representative.

THROUGH AN AUTHORIZED INTERMEDIARY. Institutions that purchase Shares, Service Shares and Premier Shares from an authorized intermediary may sell (redeem) their Shares, Service Shares and Premier Shares by contacting their financial intermediary. See “Account Policies and Other Information—Financial Intermediaries” beginning on page 64 for additional information regarding sales (redemptions) of Shares, Service Shares and Premier Shares through authorized intermediaries.

DIRECTLY THROUGH THE TRUST. Institutions that purchase Shares, Service Shares and Premier Shares directly from the Trust may redeem their Shares, Service Shares or Premier Shares through the Transfer Agent in one of the following ways:

BY MAIL

SEND A WRITTEN REQUEST TO:

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

THE LETTER OF INSTRUCTION MUST INCLUDE:

∎	The signature of a duly authorized person (A signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”) also may be required.)

∎	Your account number

∎	The name of the Portfolio

∎	The number of Shares, Service Shares or Premier Shares and the dollar amount to be redeemed

BY TELEPHONE

∎	Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under “Selling Shares, Service Shares and Premier Shares—By Mail.”

BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated bank account.

∎	Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎	The minimum amount that may be redeemed by this method is $10,000.

LIQUIDITY FEES AND REDEMPTION GATES—MUNICIPAL PORTFOLIO AND PRIME OBLIGATIONS PORTFOLIO

For the Municipal and Prime Obligations Portfolios only, each Portfolio may impose a liquidity fee of up to 2% on redemptions from a Portfolio or temporarily restrict redemptions from a Portfolio for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that a Portfolio’s weekly liquid assets fall below the following thresholds:

30% weekly liquid assets – If a Portfolio’s weekly liquid assets fall below 30% of the Portfolio’s total assets as of the end of a business day, and the Board of Trustees determines it is in the best interests of the Portfolio, the Board of Trustees may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that weekly liquid assets of a Portfolio fall below 30% of the total assets.

10% weekly liquid assets – If a Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s total assets as of the end of a

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business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board of Trustees determines that imposing the fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio.

If the Board imposes a redemption gate, the Portfolio, and the Portfolio’s authorized intermediaries will not accept redemption orders until the Portfolio has notified shareholders that the redemption gate has been lifted. Any redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new redemption request to the Portfolio or the Portfolio’s authorized intermediaries.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board of Trustees. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once a Portfolio has invested 30% or more of its total assets in weekly liquid assets. A Portfolio may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees would generally be used to assist a Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by a Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

Any announcement regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or a redemption gate, will be available at a Portfolio’s website, northerntrust.com/institutional, and will be filed with the Securities and Exchange Commission on Form N-CR.

If a Portfolio’s weekly liquid assets fall below 10% of such Portfolio’s total assets, such Portfolio reserves the right to permanently suspend redemptions and liquidate if the Board of Trustees determines that it is not in the best interests of such Portfolio to continue operating.

Additional information regarding liquidity fees and redemption gates is included in the Statement of Additional Information (“SAI”).

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ACCOUNT POLICIES AND OTHER INFORMATION

PURCHASE AND REDEMPTION MINIMUMS. There is generally a minimum initial investment of $5 million in one or more of the investment portfolios of the Trust when purchasing shares directly with the Trust. This minimum does not apply, however, to Portfolio shares purchased through a Northern Trust cash sweep program, or any Portfolio shares purchased through a Northern Trust account or an authorized intermediary. There is no minimum for subsequent investments. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive purchase and redemption minimums and to determine the manner in which a minimum is satisfied.

CALCULATING SHARE PRICE. The Trust issues Shares, Service Shares and Premier Shares and redeems Shares, Service Shares and Premier Shares at NAV. The NAV for each class of shares of a Portfolio is calculated by dividing the value of the Portfolio’s net assets attributed to that class by the number of the Portfolio’s outstanding shares of the class. For each class of shares of the Treasury Instruments Portfolio, the NAV is calculated on each Business Day as of 12:00 p.m. (noon) Central time. For each class of shares of the Municipal Portfolio, the NAV is calculated on each Business Day as of 1:00 p.m. Central time. For each class of shares of U.S. Government Portfolio and Prime Obligations Portfolio, the NAV is calculated on each Business Day as of 2:00 p.m. Central time. For each class of shares of the Treasury Portfolio and U.S. Government Select Portfolio, the NAV is calculated on each Business Day as of 4:00 p.m. Central time. Portfolio shares may be priced on days when the New York Stock Exchange (the “Exchange”) is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day or on days when the Federal Reserve Bank of New York (the “New York Fed”) is open. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order as described on page 63.

The Treasury Instruments Portfolio, Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio each seeks to maintain a stable NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate fair value.

The Municipal Portfolio and Prime Obligations Portfolio are required to price and transact in its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Investments of the Municipal and Prime Obligations Portfolios for which market quotations are readily available will be valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Portfolio’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board of Trustees. If market quotations are not readily available, or if it is believed that such quotations do not accurately reflect fair value, the value of the Portfolio’s investments may be otherwise determined in good faith by NTI under procedures established by the Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals.

Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Municipal and Prime Obligations Portfolios if an event occurs after the publication of market values normally used by the Municipal and Prime Obligations Portfolios but before the time as of which the Municipal and Prime Obligations Portfolios calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. The use of fair valuation involves the risk that the values used by the Municipal and Prime Obligations Portfolios to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Municipal and Prime Obligations Portfolios are valued at their amortized cost, which, according to the Investment Adviser, approximates fair value.

TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary on any Business Day by 12:00 p.m. (noon) Central time with respect to the Treasury Instruments Portfolio, by 1:00 p.m. Central time with respect to the Municipal Portfolio, by 2:00 p.m. Central time with respect to the U.S. Government Portfolio and Prime Obligations Portfolio, and by 4:00 p.m. Central time with respect to the Treasury Portfolio and the U.S. Government Select Portfolio, will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day’s closing share price for the applicable Portfolio(s), provided that one of the following occurs:

∎

The Transfer Agent receives the payment in federal or other immediately available funds on the same Business Day by 12:00 p.m. (noon) Central time with respect to the Treasury Instruments Portfolio, by 1:00 p.m. Central time with respect to the Municipal Portfolio, by 2:00 p.m. Central time with respect to the U.S. Government Portfolio and Prime Obligations Portfolio, and by the close of the Federal Reserve

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wire transfer system (normally, 5:00 p.m. Central time) with respect to the Treasury Portfolio and the U.S. Government Select Portfolio;

∎

The requests are placed by a financial or authorized intermediary that has entered into a Servicing Agreement or other agreement with the Trust or its agent and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day in accordance with the terms of the Trust’s or its agent’s agreement with the intermediary;

∎	Payment in federal or other immediately available funds is received by the close of the same Business Day in an institutional account maintained with Northern Trust or an affiliate; or

∎

The purchase requests are placed through TNTC’s electronic fund trading platform and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time).

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadlines described above on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Portfolio(s), provided that payment is made as noted above.

IN-KIND PURCHASES AND REDEMPTIONS. The Trust reserves the right to accept payment for Shares, Service Shares and Premier Shares in the form of securities that are permissible investments for a Portfolio. The Trust also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from a Portfolio. See the SAI for further information about the terms of these purchases and redemptions.

MISCELLANEOUS PURCHASE INFORMATION.

∎	Institutions are responsible for transmitting purchase orders and delivering required funds on a timely basis.

∎

Institutions are responsible for all losses and expenses of a Portfolio, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

∎	Exchanges into the Portfolios from another investment portfolio in the Trust may be subject to any redemption fee imposed by the other investment portfolio.

∎

Shares, Service Shares and Premier Shares of a Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed, provided payment in federal or other immediately available funds is received by the Transfer Agent by the time designated in “Timing of Purchase Requests” beginning on page 60.

∎

The Trust, its agents and NFD each reserves the right, in the Trust’s sole discretion to reject or restrict any purchase order or exchange order, in whole or in part. The Trust also reserves the right to change or discontinue any of its purchase procedures.

∎	The Trust, its agents and NFD each reserves the right to suspend the offering of shares of a Portfolio when, in the judgment of management, such suspension is in the best interests of a Portfolio.

∎

For the Prime Obligations Portfolio only, the Trust reserves the right, on 30 days’ written notice, to redeem the shares held in any account if, at the time of redemption, the NAV of the shares in the account falls below $5 million.

∎	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings” on page 64.

∎

If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to such state’s unclaimed property administrator in accordance with statutory requirements.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on any Business Day by 12:00 p.m. (noon) Central time with respect to the Treasury Instruments Portfolio, by 1:00 p.m. Central time with respect to the Municipal Portfolio, by 2:00 p.m. Central time with respect to the U.S. Government Portfolio and Prime Obligations Portfolio, and by 4:00 p.m. Central time with respect to the Treasury Portfolio and the U.S. Government Select Portfolio, will be executed on the same day at that day’s closing share price for the applicable Portfolio(s).

Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadline described above on a Business Day will be executed the next Business Day at that day’s closing share price for the applicable Portfolio(s).

PAYMENT OF REDEMPTION PROCEEDS. If your account is held directly with a Portfolio, it is expected that the Portfolio will typically pay out redemption proceeds to shareholders by the next Business Day following a receipt of a redemption request.

If your account is held through an intermediary, the length of time to pay redemption proceeds typically depends, in part, on

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the terms of the agreement in place between the intermediary and a Portfolio. For redemption proceeds that are paid either directly to you from a Portfolio or to your intermediary for transmittal to you, it is expected that payments will typically be made by wire, by ACH or by issuing check by the next Business Day following receipt of a redemption request in good order from the intermediary by a Portfolio. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three Business Days following receipt of a redemption request in good order.

However, if you have recently purchased Shares, Service Shares or Premier Shares with a check or through an electronic transaction, payment may be delayed as discussed below under “Miscellaneous Redemption Information.”

It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, proceeds from the sale of portfolio securities, or borrowing through the Trust’s committed, unsecured credit facility (see “Credit Facility and Borrowing,” on page 73). It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of a Portfolio’s ability to redeem in-kind in order to meet shareholder redemption requests. A Portfolio reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption request in good order by a Portfolio.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

∎

For the Municipal and Prime Obligations Portfolios only, the Board of Trustees may impose a liquidity fee of up to 2% on redemptions from the Portfolio or temporarily restrict redemptions from the Portfolio for up to 10 business days in any given 90 day period. See “Liquidity Fees and Redemption Gates—Municipal Portfolio and Prime Obligations Portfolio” beginning on page 58.

∎

The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio. The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by a Portfolio or the determination of the fair value of a Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders.

∎

If you are redeeming recently purchased Shares, Service Shares or Premier Shares by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

∎	Institutions are responsible for transmitting redemption orders and crediting their Customers’ accounts with redemption proceeds on a timely basis.

∎	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

∎	Dividends on Shares, Service Shares and Premier Shares are earned through and including the day prior to the day on which they are redeemed.

∎

Subject to applicable law, the Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

∎

Subject to applicable law, the Trust, Northern Trust and their agents reserve the right to involuntarily redeem or suspend an account at a Portfolio’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or other circumstances determined by the Trust and Northern Trust to be in the best interest of the Trust and its shareholders.

∎

The Trust, Northern Trust and their agents reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s or authorized agent’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

∎	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

∎	The Trust reserves the right to change or discontinue any of its redemption procedures.

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∎

The Trust does not permit redemption proceeds to be sent by outgoing International ACH Transaction (“IAT”). An IAT is a payment transaction involving a financial institution’s office located outside U.S. territorial jurisdiction.

∎	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings” on page 64.

EXCHANGE PRIVILEGES. Institutions and their Customers (to the extent permitted by their account agreements) may exchange shares of a Portfolio for the same class of shares of another investment portfolio of the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. A $1,000 minimum applies to exchanges. An exchange is a redemption of shares of one Portfolio and the purchase of the same class of shares of another investment portfolio in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges. For the Municipal and Prime Obligations Portfolios, exchanges may be subject to liquidity fees and redemption gates. See “Liquidity Fees and Redemption Gates—Municipal Portfolio and Prime Obligations Portfolio” beginning on page 58.

The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

EXCESSIVE TRADING IN PORTFOLIO SHARES. The Board of Trustees of the Trust has not adopted, on behalf of the Portfolios, policies and procedures with respect to frequent purchases and redemptions of Portfolio shares in light of the nature and high quality of the Portfolios’ investments. Each Portfolio reserves the right to refuse a purchase order if management of the Portfolio determines that the purchase may not be in the best interests of the Portfolio.

TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record. The Trust reserves the right to refuse a telephone redemption, subject to applicable law.

ADVANCE NOTIFICATION OF LARGE TRANSACTIONS. The Trust requests that an Institution give advance notice to the Transfer Agent by 11:00 a.m. Central time if it intends to place a purchase or redemption order of $5 million or more on a Business Day. For other large purchase or redemption orders below $5 million, the Trust requests that an Institution give advance notice to the Transfer Agent as early as possible in the day.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions only in writing. You may make changes to an address of record or certain other account information in writing or by telephone. Written instructions must be accompanied by acceptable evidence of authority (if applicable). A signature guarantee also may be required from an institution participating in STAMP. Additional requirements may be imposed. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority (if applicable) must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A “Business Day” is each Monday through Friday that the New York Fed is open for business, except as noted below. The New York Fed is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Portfolios may also close on days when the New York Fed is open but the Exchange is closed, such as Good Friday.

GOOD ORDER. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including acceptable evidence of authority (if applicable). Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has

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provided all information required by the Trust’s “Customer Identification Program” described below.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until an investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

EARLY CLOSINGS. The Portfolios reserve the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond market close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, on any Business Day when SIFMA recommends that the bond markets close early, each Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If a Portfolio does so, it will cease granting same Business Day credit for purchase and redemption orders received at the Portfolio’s closing time and credit will be given on the next Business Day. In addition, the Board of Trustees of the Trust also may, for any Business Day, decide to change the time as of which a Portfolio’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

EMERGENCY OR UNUSUAL EVENTS. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation or unusual event, please call 800-637-1380 or visit northerntrust.com/institutional.

FINANCIAL INTERMEDIARIES. The Trust may authorize certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their Customers on behalf of the Portfolios. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. A Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Portfolio’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

Certain financial intermediaries, including affiliates of Northern Trust, may perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of either Service Shares or Premier Shares through Servicing Agreements with the Trust (“Service Organizations”). In addition, Service Organizations perform (or arrange to have performed) personal and account maintenance services under their Servicing Agreements for Premier Shares. These Servicing Agreements are permitted under the Trust’s Service Plan (“Service Plan”).

For both Service Shares and Premier Shares, administrative support services may include:

∎	acting, directly or through another, as a shareholder of record;

∎	establishing and maintaining individual accounts and records;

∎	processing purchase, redemption and exchange orders; and

∎	placing net purchase and redemption orders with the Trust’s Transfer Agent.

Service Organizations will receive fees from the Portfolios for these services at an annual rate of up to 0.25% of the average daily NAV of the Service Shares of each of the Portfolios and Premier Shares of the Treasury Instruments, U.S. Government, U.S. Government Select, Municipal and Prime Obligations Portfolios beneficially owned by their Customers.

The Board of Trustees of Northern Institutional Funds has approved the suspension of the Portfolios’ Service Share service fee payments, but such payments could be reinstated in the future upon approval by the Board of Trustees.

Personal and account maintenance services provided under the Service Plan for Premier Shares may include:

∎	providing information to investors regarding the Portfolios or relating to the status of their accounts; and

∎	acting as liaison between investors and the Trust.

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Service Organizations will receive additional fees from the Treasury Instruments, U.S. Government, U.S. Government Select, Municipal and Prime Obligations Portfolios for these services at an annual rate of up to 0.25% of the average daily NAV of the Premier Shares beneficially owned by their Customers.

TNTC will receive fees from the Treasury Portfolio for these services at an annual rate of up to 0.05% of the average daily NAV of the Premier Shares beneficially owned by their Customers.

All fees payable under the Service Plan are borne solely by the classes of shares to which the services are provided and not by the Portfolios’ other classes of shares. Because these fees are paid out of the Portfolios’ assets on an on-going basis, they will increase the cost of an investment in the Portfolios.

The Portfolios’ arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board of Trustees.

In addition, Northern Trust may enter into agreements with financial intermediaries through which Customers own shares of the Shares class of the Portfolios, pursuant to which Northern Trust pays these financial intermediaries for providing certain shareholder services. For the Shares class only, the payments made by Northern Trust to financial intermediaries will be paid by Northern Trust and will not represent an additional expense to the Portfolios or their shareholders.

Northern Trust also may provide compensation to certain dealers and Service Organizations, for marketing and distribution in connection with the Northern Institutional Funds. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Northern Institutional Funds. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Portfolios available to their Customers, and may allow the Portfolios greater access to such parties and their Customers than would be the case if no payments were paid.

Customers purchasing Shares, Service Shares or Premier Shares of a Portfolio through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in a Portfolio. If a Customer has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the Customer may be required to redeem all or a portion of the Customer’s investment in a Portfolio.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Shares, Service Shares or Premier Shares of a Portfolio. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Portfolios on behalf of their Customers may be required to register as dealers.

PORTFOLIO HOLDINGS. The Portfolios, or their duly authorized service providers, may publicly disclose holdings of all Northern Institutional Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

The Trust publishes on its website at northerntrust.com/institutional no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of a Portfolio’s holdings and certain other information regarding portfolio holdings of each Portfolio as of the last business day of the prior month. Certain portfolio information concerning the Portfolios will be provided in monthly holdings reports to the SEC on Form N-MFP2. Form N-MFP2 will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP2 will be provided on the Trust’s website. A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the SAI.

SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of May 31 and with an annual report containing audited financial statements as of November 30. If we have received appropriate written consent, we send a single copy of all materials, including, prospectuses, financial reports, proxy statements or information statements to all shareholders who share the same mailing address, even if more than one person in a household holds shares of a Portfolio.

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If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to: northern-funds@ntrs.com. The Portfolios will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Institutional Funds Center at P.O. Box 75986, Chicago, Illinois 60675-5986, calling 800-637-1380 or by sending an e-mail to: northern-funds@ntrs.com.

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DISTRIBUTIONS AND TAX CONSIDERATIONS

DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by each Portfolio to its shareholders. Net income includes the interest accrued on a Portfolio’s assets less estimated expenses. Each Portfolio’s net realized short-term capital gains, if any, are distributed at least annually. The Portfolios do not expect to realize net long-term capital gains.

Dividends are paid as soon as practicable following the end of each month, except in the case of a total redemption of Shares, Service Shares or Premier Shares in an account that is not subject to a standing order for the purchase of additional shares of the same class. In that event, dividends will be paid promptly along with the redemption proceeds.

All distributions are reinvested automatically (without any sales charge) in additional shares of the same class of the Portfolio, unless you elect to receive distributions in cash by notifying the Transfer Agent in writing. You may make arrangements to credit these distributions to your account with Northern Trust, its affiliates or financial intermediaries.

There are no fees or sales charges on reinvestments.

TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to a shareholder in a Portfolio. The discussions of the federal income tax consequences in this Prospectus and the SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual U.S. citizens or residents and is based on current tax law. You should consult your tax professional for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS. Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes and to distribute to shareholders substantially all of its net investment income each year. Except as otherwise noted below, you will generally be subject to federal income tax at ordinary rates on a Portfolio’s distributions to you, regardless of whether they are paid in cash or reinvested in Shares, Service Shares or Premier Shares. U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) and trusts and estates with income above certain thresholds are subject to the Medicare contribution tax on their “net investment income,” which includes non-exempt interest, dividends and capital gains at a rate of 3.8%. You will be notified annually of the tax status of distributions to you.

The Portfolios generally will be invested in debt instruments and not in shares of stock on which dividend income will be received. As a result, the Portfolios do not expect to pay dividends that are eligible for the reduced tax rate on corporate dividends or that will qualify for the dividends-received deduction for corporations.

IRAS AND OTHER TAX-QUALIFIED PLANS. One major exception to the preceding tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless shares are acquired with borrowed funds.

TAX-EXEMPTION. The Municipal Portfolio intends to pay substantially all of its dividends as “exempt-interest dividends” that are generally exempt from federal income taxes. Shareholders who are recipients of Social Security Act or Railroad Retirement Act benefits should note that exempt-interest dividends will be taken into account in determining the taxability of their benefit payments.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Portfolio generally will not be deductible for federal income tax purposes. In certain instances, dividends paid by the Municipal Portfolio, while exempt from regular federal income tax, may be subject to the AMT. In addition, the Municipal Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal tax. Any dividends paid by the Municipal Portfolio that are derived from taxable interest or from capital gains will be subject to federal income tax.

The Municipal Portfolio will determine annually the percentage of its net investment income that is exempt from the regular federal income tax, which constitutes an item of tax preference for purposes of the AMT, and which is fully taxable. The Municipal Portfolio will apply these percentages uniformly to all distributions declared from net investment income during that year. The Municipal Portfolio is required to report distributions of tax-exempt income to the Internal Revenue Service (“IRS”) and to shareholders. Shareholders must report the amount of such distributions on their federal income tax returns.

Tax-exempt institutions, IRAs and other tax advantaged retirement accounts will not gain an additional benefit through investment in the Municipal Portfolio because such investors are already tax-exempt. Non-U.S. shareholders similarly will not gain an additional benefit because currently they are generally exempt from tax on portfolio interest.

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REDEMPTIONS. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Portfolio shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. For the Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, as long as each such Portfolio maintains a constant NAV of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of such Portfolio.

Because the Municipal and Prime Obligations Portfolios do not maintain a stable share price, but rather a floating NAV, a sale of Municipal and Prime Obligations Portfolios shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), with respect to your Municipal and Prime Obligations Portfolios shares, when you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on Municipal and Prime Obligations Portfolios shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. This capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year.

If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Municipal and Prime Obligations Portfolios shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Municipal and Prime Obligations Portfolios shares during a computation period (such as your taxable year), reduced by your net investment (cost of the shares purchased during the period, including shares acquired through the reinvestment of dividends, minus amounts received during the period from dispositions of shares where gain or loss would have been recognized if the NAV method had not been selected) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss and will be treated as arising at the end of the computation period.

In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Municipal and Prime Obligations Portfolios shares would ordinarily be disallowed to the extent such shareholder acquired new shares of the same Portfolio within 30 days before or after such a redemption. However, the Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption and the shareholder has adopted the NAV method of accounting. Shareholders are urged to consult their tax professionals before deciding to adopt such accounting method.

BACKUP WITHHOLDING. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 24% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Portfolio distributions attributable to Portfolio income such as interest will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however be reduced (and in some cases eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolios with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits. Dividends reported as short-term capital gain dividends or interest-related dividends are not subject to U.S. withholding tax. The exemption may not apply, however, if the recipient’s investment in a Portfolio is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

However, dividends reported as exempt-interest dividends are generally not subject to U.S. withholding tax. In addition, the Portfolios are required to withhold 30% tax on certain payments to certain foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax professionals regarding the tax consequences in their country of residence of an investment in a Portfolio.

STATE AND LOCAL TAXES. You may also be subject to state and local taxes on income and gain attributable to your ownership of Portfolio shares. State taxes may apply to all or a portion of the exempt-interest dividends paid by the Municipal Portfolio.

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State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest earned by the Portfolio on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.

CONSULT YOUR TAX PROFESSIONAL. Your investment in the Portfolios could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Portfolio. More tax information relating to the Portfolios is also provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

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SECURITIES, TECHNIQUES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

The following provides additional information regarding each Portfolio’s investment objective, principal investment strategies and related risks discussed in the Portfolio Summaries—Principal Investment Strategies section, as well as information about additional investment strategies and techniques that a Portfolio may employ in pursuing its investment objective. Principal investment strategies and risks for each Portfolio are noted in parenthesis. The Portfolios also may make other types of investments to the extent permitted by applicable law. Additional information about the Portfolios, their investment strategies and risks can also be found in the Portfolios’ Statement of Additional Information (“SAI”).

All investments carry some degree of risk that will affect the value of a Portfolio, its yield and investment performance and the price of its shares. An investment in each of the Portfolios is not a deposit of any bank and is not insured or guaranteed by the FDIC, any other government agency or Northern Trust, its affiliates, subsidiaries or any other bank.

The Treasury, Treasury Instruments, U.S. Government and U.S. Government Select Portfolios each seek to maintain a stable NAV of $1.00 per share. Although each such Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

The Municipal and Prime Obligations Portfolios are required to price and transact in its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000).

This section takes a closer look at some of the Portfolios’ principal investment strategies and related risks.

Each of the Portfolios:

∎	Limits its dollar-weighted average portfolio maturity to 60 days or less;

∎

Limits its dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) to 120 days or less;

∎	Buys securities with remaining maturities of 397 days or lessor securities otherwise permitted to be purchased because of maturity shortening provisions under Rule 2a-7; and

∎	Invests only in U.S. dollar-denominated securities that represent minimal credit risks.

SEC regulations require each Portfolio to limit its dollar-weighted average portfolio maturity to 60 days or less, and its dollar-weighted average portfolio life to 120 days or less. Each Portfolio also is required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Specifically, the Treasury, Treasury Instruments, U.S. Government, U.S. Government Select and Prime Obligations Portfolios are required to hold at least 10% of their total assets in “daily liquid assets,” and each Portfolio, including the Municipal Portfolio, is required to hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets include: cash; direct obligations of the U.S. government; securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; and amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets include: cash; direct obligations of the U.S. government; certain U.S. government agency discount notes without provision for the payment of interest with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

In addition, each Portfolio limits its investments to “Eligible securities” as defined by the SEC. Securities in which such Portfolios may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

Rule 2a-7 requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and (i) which have been determined by a money market fund’s board of trustees (or the fund’s investment adviser, if the board of trustees delegates such power to the adviser) to present minimal credit risks to the fund; (ii) are issued by other investment companies that are money market funds; or (iii) are U.S. government securities.

NTI considers several factors including the capacity of each security’s issuer or guarantor to meet its financial obligations. In accordance with current SEC regulations, each Portfolio generally will not invest more than: (1) 5% of the value of its total assets at the time of purchase in the securities of any single issuer (and certain affiliates of that issuer); and (2) 10% of the value of its total assets at the time of purchase in the securities subject to demand features or guarantees of any single institution. The Portfolios may, however, invest up to 25% of their total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, certain repurchase agreements, U.S. government securities or securities of other investment companies that are money

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market funds. In addition, securities subject to demand features and guarantees are subject to different diversification requirements as described in the SAI.

STABLE NAV RISK (principal risk for the Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio) is the risk that the Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio will not be able to maintain a NAV per share of $1.00 at all times. If the Portfolios fail to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolios could be subject to increased redemption activity, which could adversely affect their NAV. A significant enough market disruption or drop in market prices of securities held by a Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

FLOATING NAV RISK (principal risk for the Municipal Portfolio and Prime Obligations Portfolio) is the risk that because the share price of the Municipal Portfolio and Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A sale of Municipal Portfolio and Prime Obligations Portfolio shares may result in capital gains or losses.

LIQUIDITY FEE AND REDEMPTION GATE RISK (principal risk for the Municipal Portfolio and Prime Obligations Portfolio) is the risk that the Municipal and Prime Obligations Portfolios may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if such Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Municipal and/or Prime Obligations Portfolios is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Municipal and Prime Obligations Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to a Portfolio at any time.

INVESTMENT OBJECTIVES. The investment objectives of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, may not be changed without shareholder approval. The investment objectives of the Treasury Instruments Portfolio, Municipal Portfolio and Prime Obligations Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Treasury Instruments Portfolio, Municipal Portfolio or Prime Obligations Portfolio having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Portfolio.

During extraordinary market conditions and interest rate environments, all or any portion of the assets of each of the Portfolios may be uninvested, or with respect to the Municipal Portfolio, invested in taxable instruments. Uninvested assets do not generate income. The Portfolios may not achieve their investment objectives during this time.

Under unusual circumstances, such as when appropriate securities that are exempt from state taxes are unavailable, the U.S. Government Select Portfolio also may invest in U.S. government securities that are not exempt from state taxation and qualified repurchase agreements, and hold uninvested cash. Cash assets will not generate income. The U.S. Government Select Portfolio may not achieve its investment objective during this time.

ASSET-BACKED SECURITIES (principal strategy for Municipal Portfolio and Prime Obligations Portfolio). Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, municipal securities and other financial assets.

Such asset pools are securitized through the use of privately formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pooled insurance policy issued by a financial institution, or by other credit enhancements.

INVESTMENT STRATEGY. Each of the U.S. Government and U.S. Government Select Portfolios may purchase asset-backed securities (such as mortgage-backed securities) that are issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Each of the Municipal and Prime Obligations Portfolios may purchase various types of asset-backed securities that are “Eligible Securities” as defined by the SEC.

SPECIAL RISKS. In addition to credit and market risk, asset-backed securities may involve prepayment risk because the underlying assets (loans) may be prepaid at any time. Prepayment (or call) risk is the risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as an asset-backed security) sooner than expected. This may happen during a period of falling interest rates.

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Accordingly, a Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the service agent, the financial institution providing the credit support, or the counterparty. Unlike mortgage-backed securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Credit supports generally apply only to a fraction of a security’s value. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws.

Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables. If the issuer of the security has no security interest in the related collateral, there is the risk that a Portfolio could lose money if the issuer defaults. As a result of the economic recession that commenced in the United States in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Portfolios may suffer greater levels of default than were historically experienced. In addition to prepayment risk, investments in mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities of underperforming assets may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Portfolios may borrow money from banks and may enter into reverse repurchase agreements with banks and other financial institutions.

INVESTMENT STRATEGY. Each Portfolio may borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions in amounts not exceeding one-fourth of its total assets (including the amount borrowed). The Portfolios may enter into reverse repurchase agreements when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. Reverse repurchase agreements involve the sale of money market securities held by a Portfolio subject to the Portfolio’s agreement to repurchase them at a mutually agreed upon date and price (including interest). If the securities held by the Portfolios decline in value while these transactions are outstanding, the NAV of the Portfolios’ outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by a Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by a Portfolio will decline below the price the Portfolio is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Portfolio.

COMMERCIAL PAPER RISK (principal risk for Prime Obligations Portfolio). Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are generally unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper (See also “Asset-Backed Securities” above).

Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is also susceptible to changes in the issuer’s financial condition or credit quality. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.

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CREDIT FACILITY AND BORROWING. The Portfolios of the Trust, and affiliated funds of Northern Funds (each a “Fund”, and together the “Funds”) have jointly entered into a revolving credit facility (the “Credit Facility”) whereby the Portfolios, the other portfolios in the Trust, and the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to the Credit Facility, the participating portfolios and Funds may borrow up to an aggregate commitment amount of $250 million (the “Commitment Limit”) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Facility and under the 1940 Act. The Portfolios may borrow up to the maximum amount allowable under their current prospectuses and SAIs, subject to various other legal, regulatory or contractual limits, including the asset coverage limits in the Credit Facility. Borrowing results in interest expense and other fees and expenses for the Portfolios that may impact a Portfolio’s expenses, including any net expense ratios. The costs of borrowing may reduce a Portfolio’s yield. If a Portfolio borrows pursuant to the Credit Facility, it is charged interest at a variable rate. Each Portfolio also pays a commitment fee equal to its pro rata share of the amount of the Credit Facility. The availability of funds under the Credit Facility can be affected by other participating portfolio’s or Funds’ borrowings under the Credit Facility. As such, a Portfolio may be unable to borrow (or borrow further) under the Credit Facility if the Commitment Limit has been reached.

CREDIT (OR DEFAULT) RISK (principal risk for all Portfolios) is the risk that an issuer of fixed-income securities held by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. Concerns over an issuer’s ability to make principal or interest payments may cause the value of a fixed income security to decline. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Custodial receipts are participations in trusts that hold U.S. Treasury securities and are sold under such names as TIGRs (Treasury Income Growth Receipts) and CATS (Certificates of Accrual on Treasury Securities). Like other stripped obligations, they entitle the holder to future interest payments or principal payments on the U.S. Treasury securities.

INVESTMENT STRATEGY. To the extent consistent with their investment objectives and strategies, each of the U.S. Government Portfolio, Municipal Portfolio and Prime Obligations Portfolio may invest a portion of its assets in custodial receipts. Investments by the and U.S. Government Portfolio in custodial receipts, if any, are expected to be minimal, and will not exceed 20% of the value of the Portfolio’s net assets.

SPECIAL RISKS. Like other stripped securities (which are described below), stripped custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

CYBERSECURITY RISK (principal risk for all Portfolios). With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Portfolios’ operations, the Portfolios and their investment adviser, custodian, transfer agent, distributor and other service providers and the financial intermediaries of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down a Portfolio or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Successful cyber-attacks or other cyber-failures or events affecting the Portfolios or their Service Providers may adversely impact a Portfolio or its shareholders. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential Portfolio information, impede trading, or cause reputational damage. Such attacks, failures or other events could also subject the Portfolios or their Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Portfolios or their Service Providers may also incur significant costs to manage and control Cyber Risk. While the Portfolios and their Service Providers have established IT and data security programs and have in place

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business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Cyber Risks are also present for issuers of securities or other instruments in which the Portfolios invest, which could result in material adverse consequences for such issuers, and may cause the Portfolios’ investment in such issuers to lose value.

DERIVATIVES. Each Portfolio may purchase certain “derivative” instruments. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest rates, or other indices. Derivatives include structured securities such as collateralized mortgage obligations and other types of asset-backed securities, “stripped” securities and various floating rate instruments.

INVESTMENT STRATEGY. A Portfolio may invest in derivatives when the Investment Adviser believes the potential risks and rewards are consistent with the Portfolio’s objective, strategies and overall risk profile.

SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Portfolio’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that a Portfolio will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, a Portfolio may suffer a loss whether or not the analysis of the Investment Adviser is accurate.

FINANCIAL SERVICES INDUSTRY RISK (principal risk for Prime Obligations Portfolio). The financial services industry includes the group of industries within the financial services sector. Asset-backed securities with underlying assets related to the financial services industry are grouped by the Investment Adviser within the financial services industry. Companies in the financial services group of industries include, but are not limited to, U.S. and non-U.S. companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities.

INVESTMENT STRATEGY. The Prime Obligations Portfolio will concentrate its investments in the financial services industry. Therefore, under normal market conditions, the Prime Obligations Portfolio will invest at least 25% of its total assets in securities issued by companies in the financial services industry. The Prime Obligations Portfolio may, however, for temporary defensive purposes, invest less than 25% of its total assets in the financial services industry if warranted due to adverse economic conditions or if investing less than 25% of its total assets in the financial services industry appears to be in the best interest of shareholders.

SPECIAL RISKS. Because the Prime Obligations Portfolio will under normal market conditions invest at least 25% of its total assets in the financial services industry, the Portfolio will be subject to greater risk of loss by economic, business, political or other developments which generally affect this industry. Changes in government regulation, interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations. The profitability of financial services companies is dependent on the availability and cost of capital and can be significantly affected by changes in interest rates and monetary policy. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations or as a result of data breaches and certain other bank activities, such as mortgage banking and foreign exchange practices and investments in derivatives. Financial services companies also are subject to extensive government regulation, including policy and legislative changes in the United States and other countries that are changing many aspects of financial regulation. In June 2016, the United Kingdom (“UK”) held a referendum election and voters elected to withdraw from the European Union (“EU”). The UK is currently scheduled to exit the EU in May 2019. Financial services companies in the United Kingdom or European Union could be disproportionately impacted by volatile trading markets and significant and unpredictable currency fluctuations caused by these actions. (See also, “Market Events Risk” below).

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

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The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Portfolio’s investments may lose value during such periods.

FOREIGN INVESTMENTS (principal strategy for the Prime Obligations Portfolio). To the extent consistent with its investment objective and strategies, the Prime Obligations Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, foreign commercial banks and foreign branches of U.S. banks. The Prime Obligations Portfolio also may invest in U.S. dollar-denominated commercial paper and other obligations of foreign issuers. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development (also known as the World Bank)) and international banking institutions and related government agencies.

SPECIAL RISKS. Foreign securities involve special risks and costs, which are considered by the Investment Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Prime Obligations Portfolio. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect a Portfolio’s foreign holdings or exposures.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Moreover, clearance and settlement procedures may differ from those in the U.S. and in certain markets such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

GEOGRAPHIC AND SECTOR RISK (principal risk for the Municipal Portfolio). If a Portfolio invests a significant portion of its total assets in securities of issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of a Portfolio’s investments more than if its investments were not so concentrated.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK (principal risk for the Municipal Portfolio and Prime Obligations Portfolio) is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause a Portfolio’s investments in securities backed by guarantees, letters of credit, insurance or other credit enhancements issued by such bank or institution to decline in value. Guarantees, letters of credit, insurance or other credit enhancements do not protect a Portfolio or its shareholders from losses caused by declines in a security’s market value. In addition, having multiple securities’ credit enhanced by the same enhancement provider will increase the adverse effects on a Portfolio that are likely to result from a downgrading of, or a default by, such enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Portfolio.

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ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain IFAs (see “Insurance Funding Agreements” above), and other securities that are traded in the United States but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and both foreign and domestic securities that are not readily marketable.

INVESTMENT STRATEGY. Each Portfolio may invest up to 5% of its net assets in securities that are illiquid. A domestically traded security that is not registered under the 1933 Act will not be considered illiquid if the Investment Adviser determines that an adequate trading market exists for that security. If otherwise consistent with their investment objectives and strategies, the Portfolios may purchase commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists.

SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Portfolio. The practice of investing in Rule 144A Securities and commercial paper available to qualified institutional buyers could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Securities purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

INCOME RISK (principal risk for all Portfolios) is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INSURANCE FUNDING AGREEMENTS. An insurance funding agreement (“IFA”) is an agreement that requires a Portfolio to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits interest to the Portfolio for a set time period.

INVESTMENT STRATEGY. The Prime Obligations Portfolio may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Investment Adviser.

SPECIAL RISKS. IFAs are not insured by a government agency—they are backed only by the insurance company that issues them. As a result, they are subject to default risk of the non-governmental issuer. In addition, the transfer of IFAs may be restricted and an active secondary market in IFAs currently does not exist. This means that it may be difficult or impossible to sell an IFA at an appropriate price.

INTEREST RATE RISK (principal risk for all Portfolios). A Portfolio’s yield will vary with changes in interest rates. During periods of rising interest rates, a Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Portfolio’s yield (and the market value of its securities) will tend to be higher. In a period of rising interest rates, a Portfolio’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by a Portfolio with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. If interest rates rise, the Portfolios’ yields may not increase proportionately. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolios’ investments. A low interest rate environment may prevent a Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in a Portfolio’s share price. Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities held by a Portfolio may vary.

INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Portfolios to participate in an interfund borrowing and lending program. This interfund borrowing and lending program allows the Portfolios to borrow money from other portfolios in the Trust and other affiliated funds of Northern Funds (each a “Fund” and together the “Funds”) advised by NTI, and to lend money to other portfolios in the Trust, for temporary or emergency purposes. The interfund borrowing and lending program is currently not operational. Northern Trust Investments, Inc. is the Investment Adviser to the Portfolios and the investment adviser to the Funds. The interfund borrowing and lending program is subject to a number of conditions, including, among other things, the requirements that (1) a Portfolio may not borrow or lend money through the program unless it receives a more favorable interest rate than is available from a bank loan rate or investment yield rate, respectively; (2) loans will be secured on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (3) loans will have a maturity no longer than that of any outstanding bank loan (and in any event not over seven days); (4) if an event of default occurs under any agreement evidencing an outstanding bank loan to a Portfolio, the event of default will automatically (without need for action or notice by the lending Portfolio or Fund) constitute an

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immediate event of default under the Interfund Lending Agreement entitling the lending Portfolio or Fund to call the interfund loan (and exercise all rights with respect to any collateral) and that such call will be made if the bank exercises its right to call its loan under its agreement with a Portfolio; (5) a Portfolio may not borrow money if the loan would cause its outstanding borrowings from all sources to exceed 10% of its net assets at the time of the loan, except that a Portfolio may borrow up to 33 1/3% of its total assets through the program or from other sources if each interfund loan is secured by the pledge of segregated collateral with a market value of at least 102% of the outstanding principal value of the loan; (6) a Portfolio may not loan money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan; (7) a Portfolio’s interfund loans to any one Portfolio shall not exceed 5% of the lending Portfolio’s net assets; and (8) a Portfolio’s borrowings through the program will not exceed the greater of 125% of the Portfolio’s total net cash redemptions or 102% of the Portfolio’s sales fails (when a sale of securities “fails,” due to circumstances beyond the Portfolio’s control) for the preceding seven calendar days as measured at the time of the loan. In addition, a Portfolio may participate in the interfund borrowing and lending program only if and to the extent that such participation is consistent with the Portfolio’s investment objective and policies. The Board of Trustees of the Trust is responsible for overseeing the interfund borrowing and lending program. A delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional lending costs.

INVESTMENT COMPANIES. To the extent consistent with their investment objectives and strategies, the Portfolios may invest in securities issued by other affiliated or unaffiliated investment companies.

INVESTMENT STRATEGY. Investments by a Portfolio in other investment companies will be subject to the limitations of the 1940 Act and SEC orders. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in an open-end investment company or a series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

SPECIAL RISKS. As a shareholder of another investment company, a Portfolio would be subject to the same risks as any other investor in that company. It would also bear a proportionate share of any fees or expenses paid by that company. These expenses would be in addition to the management fees and other expenses the Portfolio bears directly in connection with its own operations.

LARGE SHAREHOLDER TRANSACTIONS RISK (principal risk for all Portfolios). The Portfolios may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolios. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolios to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s liquidity. For the Municipal Portfolio and Prime Obligations Portfolio, a large shareholder redemption may result in the Portfolio imposing a liquidity fee or redemption gate that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, a large redemption could result in each Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in each such Portfolio’s expense ratio. Similarly, large share purchases may adversely affect the Portfolios’ performance to the extent that the Portfolios are delayed in investing new cash or otherwise maintain a larger cash position than they ordinarily would.

LIQUIDITY RISK (principal risk for the Municipal Portfolio and Prime Obligations Portfolio) is the risk that a Portfolio will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Portfolio would like or difficult to value. A Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on portfolio management or performance. For the Municipal Portfolio and Prime Obligations Portfolio, these factors may result in the Portfolio imposing a liquidity fee or redemption gate that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Portfolios with principal investment strategies that involve investments in securities of companies

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with smaller market capitalizations, foreign securities, derivatives or securities with potential market and/or credit risk tend to have the greatest exposure to liquidity risk. All of these risks may increase during periods of market volatility.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets throughout the world during the past decade. These conditions may recur.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. In recent years, the U.S. government and Federal Reserve have reduced their market support activities and have begun raising interest rates. Certain foreign governments and central banks have implemented so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Governmental or central bank actions, including interest rate increases, measures to address budget deficits, or contrary actions by different governments, as well as downgrades of sovereign debt, fluctuations in oil and commodity prices, dramatic changes in currency exchange rates and geopolitical events (including war and terror attacks) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Portfolio invests.

Policy and legislative changes in the United States and in other countries (such as the UK referendum vote to exit the EU, as further discussed below) may also contribute to decreased liquidity and increased volatility in the financial markets.

Political turmoil within the U.S. and abroad may also impact the Portfolios. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Portfolios’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Portfolio investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The U.S. is also considering significant increases in infrastructure and national defense spending which, coupled with lower federal taxes, could lead to increased government borrowing and higher interest rates. The equity and debt markets may react strongly to this possibility, which could increase volatility, especially if the market’s expectations for such changes are not borne out.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Portfolio directly invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Portfolio’s investments may be negatively affected.

In June 2016, voters in the UK approved a referendum to leave the EU (“Brexit”). There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political events, including nationalist unrest in Europe and uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU itself, also may cause market disruptions. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. Moreover, the uncertainty about the ramifications of Brexit may cause significant volatility and/or declines in the value of the Euro and British pound. If no agreement is reached as to the terms of the UK’s exit from the EU prior to the May 2019 exit date (“hard Brexit”), these impacts may be exaggerated. Brexit (and in particular a hard Brexit) may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. This may increase redemptions from Portfolios that hold impacted securities, or cause the value of a Portfolio’s securities that are economically tied to the UK or EU to decline. Additionally, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the price of other securities rise or remain unchanged.

MUNICIPAL AND RELATED INSTRUMENTS (principal strategy for the Municipal Portfolio). Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities. Municipal instruments include both “general” and “revenue” bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds also are payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed.

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Some municipal instruments, known as private activity bonds, are issued to finance projects for private companies. Private activity bonds are usually revenue obligations since they typically are payable by the private user of the facilities financed by the bonds.

Municipal instruments also include “moral obligation” bonds, municipal leases, certificates of participation and asset-backed securities such as custodial receipts. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or municipality. Municipal leases and participation certificates present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments on an annual basis. Custodial receipts represent interests in municipal instruments held by a trustee or custodian.

Certain municipal obligations are issued with interest rates that adjust periodically. Such municipal floating-rate debt obligations are generally indexed to the London Interbank Offer Rate, the Securities Industry and Financial Market Association index, the Consumer Price Index or other indices. Municipal floating-rate debt obligations include, but are not limited to, municipal floating rate notes, floating-rate notes issued by tender option bond trusts, auction rate preferred securities, synthetic floating-rate securities (e.g., a fixed-rate instrument that is subject to a swap agreement converting a fixed rate to a floating rate) and other municipal instruments with floating interest rates (such as variable rate demand preferred shares and variable rate term preferred shares).

The Municipal Portfolio may acquire “stand-by commitments” relating to the municipal instruments it holds. Under a stand-by commitment, a dealer agrees to purchase, at the Municipal Portfolio’s option, specified municipal instruments at a specified price. A stand-by commitment may increase the cost, and thereby reduce the yield, of the municipal instruments to which the commitment relates. A Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights for trading purposes.

INVESTMENT STRATEGY. To the extent consistent with their investment objectives and principal investment strategies, the Portfolios, in addition to the Municipal Portfolio, may invest from time to time in municipal instruments or other securities issued by state and local governmental bodies. Generally, this will occur when the yield of municipal instruments, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid by the Portfolios on such investments will be taxable to shareholders.

Although it is not its current policy to do so on a regular basis, the Municipal Portfolio may invest more than 25% of its total assets in municipal instruments the interest upon which is paid solely from revenues of similar projects. However, the Municipal Portfolio does not intend to invest more than 25% of the value of its total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues to be paid are in the same industry.

SPECIAL RISKS. Municipal instruments may be backed by letters of credit, insurance or other forms of credit enhancement issued by foreign and domestic banks, insurance companies and other financial institutions. If the credit quality of these banks and financial institutions declines, a Portfolio could suffer a loss to the extent that the Portfolio is relying upon this credit support. Foreign institutions can present special risks relating to higher transaction and custody costs, the imposition of additional taxes by foreign governments, less complete financial information, less market liquidity, more market volatility and political instability. Foreign banks, insurance companies and financial institutions may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements than U.S. banks.

In addition, a single enhancement provider may provide credit enhancement to more than one of a Portfolio’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Portfolio that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Portfolio. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect a Portfolio or its shareholders from losses caused by declines in a bond’s market value.

Also, an insurance company’s exposure to securities involving subprime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company.

In addition, when a substantial portion of a Portfolio’s assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which otherwise are related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced

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insolvency proceedings. Any of these effects could have a significant impact on the prices of some or all of the municipal instruments held by the Municipal Portfolio.

OPERATIONAL RISK. The Investment Adviser to the Portfolios and other Portfolio service providers may be subject to operational risk and may experience disruptions and operating errors. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect the Portfolio’s ability to calculate its net asset values in a timely manner, including over a potentially extended period. While service providers are required to have appropriate operational risk management policies and procedures in place, their methods of operational risk management may differ from those of the Portfolio in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect the Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

PREPAYMENT (OR CALL) RISK. (principal risk for the Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio) is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities. As interest rates fall and certain obligations are paid off by obligors more quickly than originally anticipated, the Portfolio may invest the proceeds in securities with lower yields.

REPURCHASE AGREEMENTS (principal strategy for Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio and Prime Obligations Portfolio). Repurchase agreements involve the purchase of securities by a Portfolio subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

INVESTMENT STRATEGY. To the extent consistent with its investment objective and principal investment strategies, each Portfolio may enter into repurchase agreements with domestic and foreign financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. The U.S. Government Select Portfolio does not intend to invest in repurchase agreements except in unusual circumstances, such as when appropriate securities that are exempt from state taxes are unavailable. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement generally will not occur more than one year after a Portfolio acquires the securities.

SPECIAL RISKS. In the event of a default, a Portfolio will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is unenforceable by the Portfolio. If a Portfolio enters into a repurchase agreement with a foreign financial institution, it may be subject to the same risks associated with foreign investments (see “Foreign Investments” above).

The Portfolios intend to enter into transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

With respect to collateral received in repurchase transactions or other investments, a Portfolio may have significant exposure to the financial services and mortgage markets. Such exposure, depending on market conditions, could have a negative impact on the Portfolio, including minimizing the value of any collateral.

STRIPPED SECURITIES. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

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INVESTMENT STRATEGY. To the extent consistent with their investment objectives and strategies, the Portfolios may purchase stripped securities, including securities registered in the STRIPS program.

SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Portfolios and adversely affect a Portfolio’s investment performance.

STRUCTURED SECURITIES. The value of such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, securities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, asset-backed commercial paper, structured notes and other debt obligations, where the principal repayment at maturity is determined by the value of a specified security or securities index.

INVESTMENT STRATEGY. The Portfolios may invest in structured securities to the extent consistent with their investment objectives and strategies.

SPECIAL RISKS. Structured securities present additional risk that the interest paid to a Portfolio on a structured security will be less than expected. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, a Portfolio could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

TAX RISK (principal risk for the Municipal Portfolio). There is no guarantee that the income from the Municipal Portfolio’s municipal securities will remain exempt from federal income tax and the AMT. Unfavorable legislation, adverse interpretations by federal or state authorities, litigation or noncompliant conduct by the issuer of a municipal security could affect the tax-exempt status of municipal securities.

The Municipal Portfolio purchases municipal securities the interest on which, in the opinion of the Investment Adviser at the time the securities are issued, is exempt from federal income tax and, as applicable, the AMT. There is no guarantee that this opinion is correct, and there is no assurance that the IRS or state authorities will agree with Investment Adviser’s opinion. If the IRS or a state authority determines that an issuer of a municipal security has not complied with applicable requirements, interest from the security could become subject to regular federal income tax and/or the AMT, possibly retroactively to the date the security was issued, and the value of the security could decline significantly and a portion of the distributions to Portfolio shareholders could be recharacterized as taxable. Future litigation or legislation could also adversely affect the tax status of municipal securities held by the Municipal Portfolio.

TAXABLE INVESTMENTS. Taxable investments include U.S. dollar-denominated obligations of U.S. banks, foreign commercial banks and securities issued or guaranteed by foreign governments; high quality commercial paper and other obligations; high quality corporate bonds and notes; asset-backed securities; securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities and related custodial receipts; and repurchase agreements relating to the above instruments. The Municipal Portfolio may invest from time to time, on a temporary basis or for temporary defensive purposes, in short-term taxable instruments that are “Eligible Securities” as defined by the SEC for money market funds. Dividends paid by the Municipal Portfolio that are derived from interest paid on taxable investments generally will be taxable to the Portfolio’s shareholders as ordinary income for federal income tax purposes. The Municipal Portfolio may not achieve its investment objective when its assets are invested in taxable obligations.

TEMPORARY INVESTMENTS. For capital preservation and liquidity, each Portfolio may have a greater concentration in short-term securities, and including investing up to all of its assets in overnight securities, which may result in a reduction of a Portfolio’s yield.

In addition, if the Municipal Portfolio takes a temporary position, it may distribute income subject to federal, state and/or local taxes. Although the Investment Adviser has the ability to take temporary positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

U.S. GOVERNMENT OBLIGATIONS (principal strategy for the Treasury Portfolio, Treasury Instruments Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio and Prime Obligations Portfolio). These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies,

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instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. U.S. treasury obligations also include floating rate public obligations of the U.S. Treasury.

INVESTMENT STRATEGY. To the extent consistent with their investment objective and strategies, the Portfolios may invest in a variety of U.S. Treasury obligations and in other obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities are issued by entities chartered or sponsored by Acts of Congress, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, such securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury, although this guarantee applies only to principal and interest payments and does not apply to losses resulting from declines in the market value of these securities. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).

To the extent a Portfolio invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program or other similar programs, there is a possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

Floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”) have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the FRNs, which only occur periodically (see “Variable and Floating Rate Instruments” below).

VARIABLE AND FLOATING RATE INSTRUMENTS (principal risk for principal risk for all Portfolios). Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include floating rate Treasury obligations, variable amount master demand notes and long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where the Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

INVESTMENT STRATEGY. Each of the Portfolios may invest in variable or floating rate instruments to the extent consistent with its investment objective and strategies.

SPECIAL RISKS. Variable and floating rate instruments are subject to many of the same risks as fixed rate instruments, particularly credit risk and default risk, which could impede their value. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolio is not entitled to exercise its demand rights. As a result, the Portfolios could suffer a loss with respect to these instruments. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest

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payment of a variable or floating instrument, which could harm or benefit a Portfolio, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate instrument that does not reset immediately would prevent a Portfolio from taking full advantage of rising interest rates in a timely manner.

In 2017, the UK’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability of LIBOR presents risks to the Portfolios, including the risk that any pricing or adjustments to a Portfolio’s investments resulting from a substitute reference rate may adversely affect the Portfolio’s performance and/or NAV.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

INVESTMENT STRATEGY. Each Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Portfolios generally would purchase securities in these transactions with the intention of acquiring the securities, the Portfolios may dispose of such securities prior to settlement if the Investment Adviser deems it appropriate to do so.

SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. Therefore, these transactions may have a leveraging effect on a Portfolio, making the value of an investment in the Portfolio more volatile and increasing the Portfolio’s overall investment exposure. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

OTHER SECURITIES. Additionally, the Portfolios may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Portfolios’ investment objectives and strategies. You should carefully consider the risks discussed in these sections before investing in a Portfolio.

The Portfolios may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Portfolios, their investments and related risks can also be found in “Investment Objectives and Strategies” in the SAI.

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FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF A PORTFOLIO’S SHARES, SERVICE SHARES AND PREMIER SHARES FOR THE PAST FIVE YEARS (OR, IF SHORTER, THE PERIOD OF THE PORTFOLIO’S OPERATION).

Certain information reflects the financial results for a single share of the Shares, Service Shares or Premier Shares class. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Shares, Service Shares or Premier Shares of a Portfolio held for the entire period (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended November 30, 2018 has been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual report. Information for fiscal years prior to November 30, 2017 was audited by the Portfolios’ former independent registered public accounting firm. As of November 30, 2018, no Service Shares of the Treasury Portfolio and no Premier Shares of the U.S. Government, U.S. Government Select, Municipal and Prime Obligations Portfolios were outstanding. Premier Shares of the U.S. Government, U.S. Government Select, Municipal and Prime Obligations Portfolios are not currently offered to investors. Premier Shares are currently only offered for the Treasury Portfolio. There are no financial highlights for the Treasury Instruments Portfolio because it had not commenced operations as of the fiscal year ended November 30, 2018. Copies of the semiannual and annual report are available upon request and without charge.

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2018	2017	2016		2015	2014
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	—	(1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—		—	—
Total from Investment Operations	0.02	0.01	—		—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	—	(1)	— (1)	— (1)
From net realized gains	— (1)	—	—		—	—
Total Distributions Paid	(0.02)	(0.01)	—		—	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return(2)	1.63%	0.70%	0.23%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$4,231,663	$11,867,693	$9,790,988		$16,591,396	$14,705,072
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15	%(3)	0.08%	0.06%
Expenses, before waivers, reimbursements and credits	0.16%	0.16%	0.20	%(3)	0.21%	0.27%
Net investment income, net of waivers, reimbursements and credits	1.46%	0.71%	0.22	%(3)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.45%	0.70%	0.17	%(3)	(0.12)%	(0.20)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Effective August 1, 2016, the investment adviser reduced the contractual management fee rate paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	PREMIER
Selected per share data	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (2)
Net realized gains (losses)(2)	—	—	—
Total from Investment Operations	0.02	0.01	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (2)
From net realized gains	— (2)	—	—
Total Distributions Paid	(0.02)	(0.01)	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return(3)	1.58%	0.65%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$34,048,992	$33,507,259	$24,476,939
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	1.57%	0.67%	0.21%
Net investment income, before waivers, reimbursements and credits	1.56%	0.66%	0.20%

(1)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2018	2017		2016		2015	2014
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	(1)	—	(2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—		—		—	—
Total from Investment Operations	0.02	0.01		—		—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)		—	(2)	— (2)	— (2)
Total Distributions Paid	(0.02)	(0.01)		—		—	—
Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(3)	1.54%	0.62%		0.11%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$13,197,876	$13,905,729		$4,919,953		$5,895,274	$5,771,872
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25%	0.25	%(4)	0.30	%(5)	0.12%	0.09%
Expenses, before waivers, reimbursements and credits	0.26%	0.30	%(4)	0.37%		0.36%	0.37%
Net investment income, net of waivers, reimbursements and credits	1.53%	0.62	%(4)	0.10	%(5)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.52%	0.57	%(4)	0.03%		(0.23)%	(0.27)%

	SERVICE
Selected per share data	2018	2017		2016		2015	2014
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	(1)	—	(2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—		—		—	—
Total from Investment Operations	0.02	0.01		—		—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)		—	(2)	— (2)	— (2)
Total Distributions Paid	(0.02)	(0.01)		—		—	—
Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00	$1.00
Total Return(3)	1.54%	0.62%		0.11%		0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,293	$1,580		$575		$8,842	$26,832
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25%	0.25	%(4)	0.32	%(5)	0.12%	0.09%
Expenses, before waivers, reimbursements and credits	0.26%	0.30	%(4)	0.36%		0.36%	0.38%
Net investment income, net of waivers, reimbursements and credits	1.50%	0.66	%(4)	0.08	%(5)	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.49%	0.61	%(4)	0.04%		(0.23)%	(0.28)%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.

(5)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—	—
Total from Investment Operations	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (1)	— (1)	— (1)
From net realized gains	— (1)	—	—	—	—
Total Distributions Paid	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	1.58%	0.66%	0.20%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$23,961,606	$23,555,556	$23,689,538	$21,029,825	$19,144,244
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.28%
Net investment income, net of waivers, reimbursements and credits	1.57%	0.66%	0.20%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.56%	0.65%	0.19%	(0.08)%	(0.19)%

			SERVICE
Selected per share data	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (1)	— (1)	— (1)
Net realized gains (losses)(1)	—	—	—	—	—
Total from Investment Operations	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (1)	— (1)	— (1)
From net realized gains	— (1)	—	—	—	—
Total Distributions Paid	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	1.58%	0.66%	0.20%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$113,037	$127,777	$172,258	$122,843	$123,842
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.29%
Net investment income, net of waivers, reimbursements and credits	1.59%	0.65%	0.21%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.58%	0.64%	0.20%	(0.08)%	(0.20)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0117	0.0057	0.0016 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	— (4)	0.0001	0.0009	— (3)	— (3)
Net increase from payment by affiliate	—	—	— (4)	—	—
Total from Investment Operations	0.0117	0.0058	0.0025	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0117)	(0.0060)	(0.0021)	— (3)	— (3)
From net realized gains	—	— (4)	(0.0003)	—	—
Total Distributions Paid	(0.0117)	(0.0060)	(0.0024)	—	—
Net Asset Value, End of Year	$0.9999	$0.9999	$1.0001	$1.00	$1.00
Total Return(5)	1.18%	0.58%	0.25%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$390,060	$217,750	$747,324	$4,497,849	$4,671,165
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.21%	0.20%	0.15%	0.06%	0.08%
Expenses, before waivers, reimbursements and credits	0.25%	0.28%	0.22%	0.21%	0.28%
Net investment income, net of waivers, reimbursements and credits	1.18%	0.53%	0.16%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.14%	0.45%	0.09%	(0.14)%	(0.19)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).

(2)	Net investment income for the year ended was calculated using the average shares outstanding method.

(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.

(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SERVICE
Selected per share data	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$0.9999	$1.0001	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0116	0.0058	0.0018 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	0.0001	— (4)	0.0007	— (3)	— (3)
Net increase from payment by affiliate	—	—	— (4)	—	—
Total from Investment Operations	0.0117	0.0058	0.0025	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0117)	(0.0060)	(0.0021)	— (3)	— (3)
From net realized gains	—	— (4)	(0.0003)	—	—
Total Distributions Paid	(0.0117)	(0.0060)	(0.0024)	—	—
Net Asset Value, End of Year	$0.9999	$0.9999	$1.0001	$1.00	$1.00
Total Return(5)	1.18%	0.58%	0.25%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,289	$2,175	$3,957	$17,032	$27,399
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.21%	0.20%	0.16%	0.06%	0.08%
Expenses, before waivers, reimbursements and credits	0.25%	0.28%	0.22%	0.21%	0.29%
Net investment income, net of waivers, reimbursements and credits	1.18%	0.56%	0.18%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.14%	0.48%	0.12%	(0.14)%	(0.20)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).

(2)	Net investment income for the year ended was calculated using the average shares outstanding method.

(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.

(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$1.0001	$1.0002	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0190 (2)	0.0099	0.0040 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	(0.0004)	(0.0001)	0.0006	— (3)	— (3)
Total from Investment Operations	0.0186	0.0098	0.0046	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0187)	(0.0099)	(0.0044)	— (3)	— (3)
From net realized gains	—	— (4)	—	—	—
Total Distributions Paid	(0.0187)	(0.0099)	(0.0044)	—	—
Net Asset Value, End of Year	$1.0000	$1.0001	$1.0002	$1.00	$1.00
Total Return(5)	1.88%	0.99%	0.46%	0.06%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,011,041	$2,543,262	$1,711,024	$3,610,101	$3,649,756
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.17%	0.24%
Net investment income, net of waivers, reimbursements and credits	1.90%	1.01%	0.40%	0.06%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	1.88%	0.99%	0.38%	0.04%	(0.07)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).

(2)	Net investment income for the year ended was calculated using the average shares outstanding method.

(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.

(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	91	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SERVICE
Selected per share data	2018	2017(1)	2016	2015	2014	2013
Net Asset Value, Beginning of Year	$1.0000 (2)	$1.0002	$1.0000 (3)	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0120 (4)	0.0017 (4)	0.0040 (4)	— (5)	— (5)	— (5)
Net realized and unrealized gains (losses)	0.0001	— (6)	0.0006	— (5)	— (5)	— (5)
Total from Investment Operations	0.0121	0.0017	0.0046	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0121)	(0.0017)	(0.0044)	— (5)	— (5)	— (5)
From net realized gains	—	— (6)	—	—	—	—
Total Distributions Paid	(0.0121)	(0.0017)	(0.0044)	—	—	—
Net Asset Value, End of Year	$1.0000	$1.0002 (7)	$1.0002	$1.00	$1.00	$1.00
Total Return(8)	1.21%	0.17%	0.46%	0.06%	0.01%	0.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$6,320	$868 (7)	$127	$37,480	$36,591	$36,860
Ratio to average net assets of:(9)
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.16%	0.16%
Expenses, before waivers, reimbursements and credits	0.17%	0.18%	0.17%	0.17%	0.25%	0.28%
Net investment income, net of waivers, reimbursements and credits	1.20%	0.73%	0.40%	0.06%	0.01%	0.05%
Net investment income (loss), before waivers, reimbursements and credits	1.18%	0.70%	0.38%	0.04%	(0.08)%	(0.07)%

(1)	For the period from December 1, 2016 to February 22, 2017.

(2)	Service Shares resumed investment operations on May 3, 2018. The beginning net asset value for Service Shares is the end of day net asset value for Shares on May 2, 2018.

(3)	Transacted at two decimals until October 11, 2016 (see Note 1).

(4)	Net investment income for the year ended was calculated using the average shares outstanding method.

(5)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(6)	Per share amounts from net realized gains (losses) and distributions paid from net realized gains was less than $0.0001 per share.

(7)	There were no investors in Service Shares at the year ended November 30, 2017. Net asset value and net assets shown represents net asset value and net assets prior to the final redemption.

(8)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(9)	Annualized for periods less than one year.

MONEY MARKET PORTFOLIOS	92	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

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MONEY MARKET PORTFOLIOS	94	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

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MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semiannual reports to shareholders. In the Portfolios’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal year.

Additional information about the Portfolios and their policies is also available in the Portfolios’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Portfolios’ annual and semiannual reports and the SAI are available free upon request by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Portfolios’ shares may be purchased or sold.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:

BY TELEPHONE

Call 800-637-1380

BY MAIL

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

ON THE INTERNET

The Portfolios’ documents are available online and may be downloaded from:

∎	The EDGAR database on the SEC’s website at www.sec.gov (text-only)

∎	Northern Institutional Funds website at northerntrust.com/institutional

Reports and other information about Northern Institutional Funds are available on the EDGAR database on the SEC’s internet site at http://www.sec.gov. You also may obtain copies of Northern Institutional Funds documents, after paying a duplicating fee, by sending your electronic request to: publicinfo@sec.gov.

811-03605

MONEY MARKET PORTFOLIOS	96	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	NIF PRO (4/19)

PROSPECTUS DATED APRIL 1, 2019

NORTHERN INSTITUTIONAL FUNDS

MONEY MARKET PORTFOLIOS

PRIME OBLIGATIONS PORTFOLIO WILLIAMS CAPITAL SHARES

(WCPX X)

U.S. GOVERNMENT SELECT PORTFOLIO WILLIAMS CAPITAL SHARES

(WCGXX)

Offered to clients of The Williams Capital Group, L.P.

You could lose money by investing in the Portfolios.

Because the share price of the Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Prime Obligations Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Institutional Funds shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Institutional Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Portfolios’ website (northerntrust.com/institutional) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Institutional Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Institutional Funds, by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Institutional Funds, you can inform Northern Institutional Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Institutional Funds you hold in your account at the financial intermediary or through an account with Northern Institutional Funds. You must provide separate instructions to each of your financial intermediaries.

Although the U.S. Government Select Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

3	PORTFOLIO SUMMARIES

	3	PRIME OBLIGATIONS PORTFOLIO

	8	U.S. GOVERNMENT SELECT PORTFOLIO

12	INVESTMENT ADVISER

13	MANAGEMENT FEES

14	OTHER PORTFOLIO SERVICES

15	PURCHASING AND SELLING WILLIAMS CAPITAL SHARES

	15	INVESTORS

	15	SHARE CLASSES

	15	PURCHASING WILLIAMS CAPITAL SHARES

	15	OPENING AN ACCOUNT

	16	SELLING WILLIAMS CAPITAL SHARES

	17	LIQUIDITY FEES AND REDEMPTION GATES—PRIME OBLIGATIONS PORTFOLIO

18	ACCOUNT POLICIES AND OTHER INFORMATION

23	DISTRIBUTIONS AND TAX CONSIDERATIONS

25	SECURITIES, TECHNIQUES AND RISKS

	25	ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

38	FINANCIAL HIGHLIGHTS

44	FOR MORE INFORMATION

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

PORTFOLIO SUMMARIES

PRIME OBLIGATIONS PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Williams Capital Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Williams Capital Shares

Management Fees	0.13%

Other Expenses(1)	0.04%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.02%

Total Annual Portfolio Operating Expenses	0.17%

Expense Reimbursement(2)	(0.02)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.15%

(1)	“Other Expenses” have been estimated for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Williams Capital Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Williams Capital Shares	$15	$53	$94	$215

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including:

∎	Obligations of U.S. banks (including obligations of foreign branches of such banks);

∎	Obligations of foreign commercial banks;

∎	Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

∎	Corporate bonds, notes, paper and other instruments that are of high quality;

∎	Asset-backed securities and asset-backed commercial paper;

∎	Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;

∎	Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

∎	Repurchase agreements; and

∎	Municipal securities issued or guaranteed by state or local governmental bodies.

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the financial services group of industries. Companies in the financial services group of industries include but are not limited to U.S. and non-U.S. companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities. The Portfolio may, however, for temporary defensive purposes, invest less than 25% of its total assets in the financial services industry if warranted due to adverse economic conditions or if investing less than 25% of its total assets in the financial services industry appears to be in the best interest of shareholders.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

PRIME OBLIGATIONS PORTFOLIO

The Portfolio operates as an “institutional money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As an “institutional money market fund” under Rule 2a-7, the Portfolio is (1) required to sell and redeem its shares at its net asset value (“NAV”) rounded to the fourth decimal place (e.g., $1.0000) reflecting market-based values of the Portfolio’s holdings, and (2) the Board of Trustees (the “Board”) will be permitted to impose a “liquidity fee” on redemptions from the Portfolio (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period, as described in more detail under “Purchase and Sales of Portfolio Shares.”

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

ASSET-BACKED SECURITIES RISK. Asset-backed securities represent interests in pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

COMMERCIAL PAPER RISK. Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is also susceptible to changes in the issuer’s financial condition or credit quality. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

CURRENCY RISK is the risk that foreign currencies, securities that trade in or receive revenue in foreign currencies, or derivatives that provide exposure to foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Portfolio’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Portfolio’s holdings appreciates. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Portfolio invests, causing an adverse impact on the Portfolio’s investments in the affected region.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

FINANCIAL SERVICES INDUSTRY RISK is the risk that, because the Portfolio will invest under normal market conditions at least 25% of its total assets in the financial services industry, the Portfolio will be subject to greater risk of loss by economic, business, political or other developments which generally affect this industry. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

FLOATING NAV RISK is the risk that because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

PRIME OBLIGATIONS PORTFOLIO

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, more or less stringent foreign securities regulations and accounting and disclosure standards or other factors. In addition, the Portfolio will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

LIQUIDITY FEE AND REDEMPTION GATE RISK is the risk that the Portfolio may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds in a timely manner because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like and the Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. In addition, less liquid securities may be more difficult to value and markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Portfolio’s performance.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

PRIME OBLIGATIONS PORTFOLIO

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

Williams Capital Shares of the Portfolio had not commenced operations as of December 31, 2018 and, therefore, no performance information for Williams Capital Shares is included in this Prospectus. The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance from year to year of Shares, another class of shares of the Portfolio that is offered in a separate prospectus.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SHARES)*†

* For the periods shown in the bar chart above, the highest quarterly return was 0.58% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the first quarter of 2014.

AVERAGE ANNUAL TOTAL RETURNS†

(For the periods ended December 31, 2018)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Shares	08/21/03	1.99%	0.72%	0.43%	1.38%

† The returns in the bar chart and table above are for Shares, another class of shares of the Portfolio that is offered in a separate prospectus. Williams Capital Shares would have substantially similar annual returns because Williams Capital Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

The 7-day yield for Shares of the Portfolio as of December 31, 2018: 2.47%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

Williams Capital Shares of the Portfolio are offered exclusively to clients of The Williams Capital Group, L.P. (“WCG”).

You may purchase Williams Capital Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. As of December 31, 2018, there were no Williams Capital Shares outstanding for the Portfolio.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

PRIME OBLIGATIONS PORTFOLIO

On any business day, you may sell (redeem) or exchange Williams Capital Shares of the Portfolio through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Williams Capital Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 or the WCG dedicated phone line at 866-926-3863 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

The Portfolio may impose a liquidity fee on redemptions (up to 2%) or temporarily restrict redemptions from the Portfolio for up to 10 business days during a 90-day period (a redemption gate), in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

∎

30% weekly liquid assets—If the Portfolio’s weekly liquid assets fall below 30% of the Portfolio’s total assets as of the end of a business day, and the Board of Trustees determines it is in the best interests of the Portfolio, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that weekly liquid assets of the Portfolio fall below 30% of the total assets.

∎

10% weekly liquid assets—If the Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio.

TAX INFORMATION

The Portfolio will not maintain a stable share price and a sale of Portfolio shares may result in a capital gain or loss for you. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received, unless you adopt a simplified “NAV method” of accounting with respect to your shares. You are urged to consult your tax professional regarding which method of accounting is appropriate for you. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Williams Capital Shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Williams Capital Shares of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

U.S. GOVERNMENT SELECT PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Williams Capital Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)

None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Williams Capital Shares

Management Fees	0.18%

Other Expenses	0.03%

Transfer Agent Fees	0.02%

Service Fees	None

Other Operating Expenses	0.01%

Total Annual Portfolio Operating Expenses	0.21%

Expense Reimbursement(1)	(0.01)%

Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%

(1)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Williams Capital Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Williams Capital Shares	$20	$67	$117	$267

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. government securities and repurchase agreements collateralized solely by U.S. government securities.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on Portfolio redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal and interest payments or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

U.S. GOVERNMENT SELECT PORTFOLIO

CYBERSECURITY RISK is the risk of an unauthorized breach and access to Portfolio assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Portfolio’s yield may not increase proportionately, and the maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. A low or declining interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline. The market value of securities in which the Portfolio invests may go up or down in response to the prospects of particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

U.S. GOVERNMENT SELECT PORTFOLIO

VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impede their value.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing the performance of the Portfolio for a one year period and since inception.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at northerntrust.com/institutional or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (WILLIAMS CAPITAL SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 0.52% in the fourth quarter of 2018, and the lowest quarterly return was 0.00% in the third quarter of 2015.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2018)

	Inception Date	1-Year	Since Inception
Williams Capital Shares	9/15/14	1.68%	0.61%

The 7-day yield for Williams Capital Shares of the Portfolio as of December 31, 2018: 2.25%. For the current 7-day yield call 800-637-1380 or visit northerntrust.com/institutional.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

Williams Capital Shares of the Portfolio are offered exclusively to clients of The Williams Capital Group, L.P. (“WCG”).

You may purchase Williams Capital Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment.

On any business day, you may sell (redeem) or exchange Williams Capital Shares of the Portfolio through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Williams Capital Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 or the WCG dedicated phone line at 866-926-3863 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

U.S. GOVERNMENT SELECT PORTFOLIO

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Williams Capital Shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Williams Capital Shares of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

INVESTMENT ADVISER

This Prospectus describes two money market portfolios (each a “Portfolio” and collectively, the “Portfolios”), which are currently offered by Northern Institutional Funds (the “Trust”).

Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Portfolios. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds.

Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of December 31, 2018, Northern Trust Corporation, through its affiliates, had assets under custody of $7.59 trillion, and assets under investment management of $1.07 trillion.

Under the Management Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Portfolios and for placing purchase and sale orders for portfolio securities, as well as for providing administration services to the Portfolios.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

MANAGEMENT FEES

As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets). The table also reflects the management fees paid by each Portfolio for the fiscal year ended November 30, 2018 (expressed as a percentage of each Portfolio’s average daily net assets.)

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain fees and expenses shown in the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio’s Portfolio Summary) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the footnote to the table under the caption “Fees and Expenses of the Portfolio” in each Portfolio Summary. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for the Portfolios may be higher than the contractual limitation for the Portfolios as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2020. The expense reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield.

A discussion regarding the Board of Trustees’ basis for its most recent approval of the Portfolios’ Management Agreement is available in the Portfolios’ semi-annual report to shareholders for the six-month period ended May 31, 2018.

	Contractual Management Fee Rate	Management Fees Paid for Fiscal Year Ended 11/30/18
PRIME OBLIGATIONS PORTFOLIO	0.13%	0.13%
U.S. GOVERNMENT SELECT PORTFOLIO	0.18%	0.18%

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	13	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

OTHER PORTFOLIO SERVICES

The Northern Trust Company (“TNTC,” together with NTI, referred to as “Northern Trust”) serves as Transfer Agent and Custodian for each Portfolio. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. TNTC also performs certain administrative services for the Portfolios pursuant to a sub-administration agreement with NTI. NTI pays TNTC for its sub-administration services out of its management fees, which do not represent additional expenses to the Portfolios.

TNTC, as Transfer Agent, is entitled to transfer agent fees at an annual rate of 0.015% of the average daily net assets of each Portfolio. TNTC, as Custodian, receives an amount based on a pre-determined schedule of charges approved by the Trust’s Board of Trustees. TNTC, NTI and other Northern Trust affiliates may provide other services to the Portfolios and receive compensation for such services if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in a Portfolio may or may not receive specific notice of such additional services and fees.

Shares of the Trust are distributed by Northern Funds Distributors, LLC (“NFD”), Three Canal Plaza, Suite 100, Portland, Maine, 04101. NFD is not affiliated with TNTC, NTI or any other Northern Trust affiliate.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

PURCHASING AND SELLING WILLIAMS CAPITAL SHARES

THE TRUST OFFERS TWO MONEY MARKET PORTFOLIOS TO INSTITUTIONAL INVESTORS IN THIS PROSPECTUS

The descriptions in the Portfolio Summaries may help you decide whether a Portfolio fits your investment needs. Keep in mind, however, that no guarantee can be made that a Portfolio will meet its investment objective and no Portfolio should be relied upon as a complete investment program.

INVESTORS

Williams Capital Shares of the Portfolios are offered exclusively to clients of The Williams Capital Group, L.P. (“WCG”).

There is no sales charge imposed on investments.

SHARE CLASSES

Each Portfolio is authorized to offer four classes of shares (Shares, Service Shares, Premier Shares and Williams Capital Shares). Shares, Service Shares and Premier Shares are described in separate prospectuses.

∎	Williams Capital Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except for transfer agent fees.

Please note that the fee and expense information shown under “Fees and Expenses of the Portfolio” in the Portfolio Summaries beginning on page 3 does not reflect any charges (such as allocation or account maintenance fees) that may be imposed by TNTC, its affiliates and WCG on their clients. (For more information, please see “Account Policies and Other Information—Financial Intermediaries” on page 18.)

PURCHASING WILLIAMS CAPITAL SHARES

You may purchase Williams Capital Shares of each Portfolio through an authorized intermediary generally with no minimum initial investment.

OPENING AN ACCOUNT

THROUGH AN INSTITUTIONAL ACCOUNT. If you are opening an institutional account at Northern Trust, a Northern Trust representative can assist you with all phases of your investment. To purchase shares through your account, contact your Northern Trust representative for further information.

THROUGH AN AUTHORIZED INTERMEDIARY. The Trust has authorized certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase orders from their customers on behalf of the Portfolios. See “Account Policies and Other Information—Financial Intermediaries” on page 18 for additional information regarding purchases of Williams Capital Shares of a Portfolio through authorized intermediaries.

DIRECTLY FROM THE TRUST. WCG clients may open a shareholder account and purchase shares directly from the Trust as described above under “Purchasing Shares”.

For your convenience, there are a number of ways to invest directly in the Portfolios:

BY MAIL

∎	Read this Prospectus carefully.

∎	Complete and sign the New Account Application.

∎	Include acceptable evidence of authority (if applicable).

∎	Enclose a check or Federal Reserve draft payable to Northern Institutional Funds.

∎	Mail your check, acceptable evidence of authority (if applicable) and completed New Account Application to:

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

∎	Additional documentation may be required to fulfill the requirements of the “Customer Identification Program” described on page 21.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

∎	For overnight delivery, use the following address:

Northern Institutional Funds

801 South Canal Street

Chicago, Illinois 60607

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	15	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

BY TELEPHONE

∎	Read this Prospectus carefully.

∎	Call the Northern Institutional Funds Center at 800-637-1380 or the WCG dedicated phone line at 866-926-3863.

TO OPEN A NEW ACCOUNT PLEASE PROVIDE:

∎	The name of the Portfolio in which you would like to invest

∎	The number of shares or dollar amount to be invested

∎	The method of payment

TO ADD TO AN EXISTING ACCOUNT, PLEASE PROVIDE:

∎	The Institution’s name

∎	Your account number

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER

TO OPEN A NEW ACCOUNT:

∎	For more information or instructions regarding the purchase of shares, call the Northern Institutional Funds Center at 800-637-1380 or the WCG dedicated phone line at 866-926-3863.

TO ADD TO AN EXISTING ACCOUNT:

∎	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

(Reference 10-Digit Portfolio account number, with no spaces (e.g., ##########))

(Reference Shareholder’s Name)

SELLING WILLIAMS CAPITAL SHARES

THROUGH AN INSTITUTIONAL ACCOUNT. You may sell (redeem) shares through your institutional account by contacting your Northern Trust account representative.

THROUGH AN AUTHORIZED INTERMEDIARY. If you purchased shares from an authorized intermediary, you may sell (redeem) shares by contacting your financial intermediary. See “Account Policies and Other Information—Financial Intermediaries” on page 18 for additional information regarding sales (redemptions) of Williams Capital Shares of a Portfolio through authorized intermediaries.

DIRECTLY THROUGH THE TRUST. WCG clients that purchase shares directly from the Trust may redeem their shares through the Transfer Agent in one of the following ways:

BY MAIL

SEND A WRITTEN REQUEST TO:

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

THE LETTER OF INSTRUCTION MUST INCLUDE:

∎	The signature of a duly authorized person (A signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”) also may be required.)

∎	Your account number

∎	The name of the Portfolio

∎	The number of shares or the dollar amount to be redeemed

BY TELEPHONE

∎	Call the Northern Institutional Funds Center at 800-637-1380 or the WCG dedicated phone line at 866-926-3863 for instructions.

∎

During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under “Selling Williams Capital Shares—By Mail.”

BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated bank account.

∎	Call the Northern Institutional Funds Center at 800-637-1380 or the WCG dedicated phone line at 866-926-3863 for instructions.

∎	The minimum amount that may be redeemed by this method is $10,000.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

LIQUIDITY FEES AND REDEMPTION GATES—PRIME OBLIGATIONS PORTFOLIO

The Prime Obligations Portfolio may impose a liquidity fee of up to 2% on redemptions from the Portfolio or temporarily restrict redemptions from the Portfolio for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Portfolio’s weekly liquid assets fall below the following thresholds:

30% weekly liquid assets—If the Portfolio’s weekly liquid assets fall below 30% of the Portfolio’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolio, the Board may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that weekly liquid assets of the Portfolio fall below 30% of the total assets.

10% weekly liquid assets—If the Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s total assets as of the end of a business day, the Portfolio will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board determines that imposing the fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio.

If the Board imposes a redemption gate, the Portfolio and the Portfolio’s authorized intermediaries will not accept redemption orders until the Portfolio has notified shareholders that the redemption gate has been lifted. Any redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new redemption request to the Portfolio or the Portfolio’s authorized intermediaries.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Portfolio has invested 30% or more of its total assets in weekly liquid assets. The Portfolio may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees would generally be used to assist the Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

Any announcement regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or a redemption gate, will be available at the Portfolio’s website, northerntrust.com/institutional, and will be filed with the Securities and Exchange Commission on Form N-CR.

If the Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s total assets, the Portfolio reserves the right to permanently suspend redemptions and liquidate if the Board of Trustees of the Portfolio determines that it is not in the best interests of the Portfolio to continue operating.

Additional information regarding redemption fees and gates is included in the Statement of Additional Information (“SAI”).

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	17	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

ACCOUNT POLICIES AND OTHER INFORMATION

PURCHASE AND REDEMPTION MINIMUMS. There is generally no minimum initial investment for Williams Capital Shares of the investment portfolios of the Trust when purchasing shares through an authorized intermediary. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive redemption minimums and to determine the manner in which a minimum is satisfied.

CALCULATING SHARE PRICE. The Trust issues and redeems Williams Capital Shares at NAV. The NAV for Williams Capital Shares of a Portfolio is calculated by dividing the value of the Portfolio’s net assets attributed to Williams Capital Shares by the number of the Portfolio’s outstanding Williams Capital Shares. For Williams Capital Shares of the Prime Obligations Portfolio, the NAV is calculated on each Business day as of 2:00 p.m. Central time. For Williams Capital Shares of U.S. Government Select Portfolio, the NAV is calculated on each Business Day as of 4:00 p.m. Central time. Portfolio shares may be priced on days when the New York Stock Exchange (the “Exchange”) is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day or on days when the Federal Reserve Bank of New York (the “New York Fed”) is open. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order as described on page 21.

The Prime Obligations Portfolio is required to price and transact in its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000). Investments of the Prime Obligations Portfolio for which market quotations are readily available will be valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Portfolio’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Board of Trustees. If market quotations are not readily available, or if it is believed that such quotations do not accurately reflect fair value, the value of the Portfolio’s investments may be otherwise determined in good faith by NTI under procedures established by the Board of Trustees. Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by the Portfolio if an event occurs after the publication of market values normally used by the Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolios are valued at their amortized cost, which, according to the Investment Adviser, approximates fair value.

The U.S. Government Select Portfolio seeks to maintain a stable NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate fair value.

TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary on any Business Day by 2:00 p.m. Central time with respect to the Prime Obligations Portfolio, and by 4:00 p.m. Central time with respect to the U.S. Government Select Portfolio, will be executed the day they are received by either the Transfer Agent or other authorized intermediary at that day’s closing share price for the applicable Portfolio(s), provided that one of the following occurs:

∎

The Transfer Agent receives the payment in federal or other immediately available funds on the same Business Day by 2:00 p.m. Central time with respect to the Prime Obligations Portfolio and by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time) with respect to the U.S. Government Select Portfolio;

∎

The requests are placed by a financial or authorized intermediary that has entered into a servicing agreement or other agreement with the Trust or its agent and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day in accordance with the terms of the Trust’s or its agent’s agreement with the intermediary;

∎	Payment in federal or other immediately available funds is received by the close of the same Business Day in an institutional account maintained with Northern Trust or an affiliate; or

∎

The purchase requests are placed through TNTC’s electronic fund trading platform and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the Federal Reserve wire transfer system (normally, 5:00 p.m. Central time).

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadlines described above on a Business Day will be executed on the next Business Day, at that day’s closing share price for the applicable Portfolio(s), provided that payment is made as noted above.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

IN-KIND PURCHASES AND REDEMPTIONS. The Trust reserves the right to accept payment for Williams Capital Shares in the form of securities that are permissible investments for a Portfolio. The Trust also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from a Portfolio. See the Statement of Additional Information (“SAI”) for further information about the terms of these purchases and redemptions.

MISCELLANEOUS PURCHASE INFORMATION.

∎	WCG clients are responsible for transmitting purchase orders and delivering required funds on a timely basis.

∎

WCG clients are responsible for all losses and expenses of a Portfolio, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

∎	Exchanges into the Portfolios from another investment portfolio in the Trust may be subject to any redemption fee imposed by the other investment portfolio.

∎

Williams Capital Shares of a Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed, provided payment in federal or other immediately available funds is received by the Transfer Agent by the time designated in “Timing of Purchase Requests” on page 18.

∎

The Trust, its agents and NFD each reserves the right, in the Trust’s sole discretion, to reject or restrict any purchase order or exchange order, in whole or in part, for any reason. The Trust also reserves the right to change or discontinue any of its purchase procedures.

∎	The Trust, its agents and NFD each reserves the right to suspend the offering of shares of a Portfolio when, in the judgment of management, such suspension is in the best interests of the Portfolio.

∎	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings” on page 21.

∎

If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to such state’s unclaimed property administrator in accordance with statutory requirements.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent on any Business Day by 2:00 p.m. Central time with respect to the Prime Obligations Portfolio, end by 4:00 p.m. Central time with respect to the U.S. Government Select Portfolio, will be executed on the same day at that day’s closing share price for the applicable Portfolio.

Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadline described above on a Business Day will be executed the next Business Day at that day’s closing share price for the applicable Portfolio.

PAYMENT OF REDEMPTION PROCEEDS. If your account is held directly with a Portfolio, it is expected that the Portfolio will typically pay out redemption proceeds to shareholders by the next Business Day following a receipt of a redemption request.

If your account is held through an intermediary, the length of time to pay redemption proceeds typically depends, in part, on the terms of the agreement in place between the intermediary and a Portfolio. For redemption proceeds that are paid either directly to you from a Portfolio or to your intermediary for transmittal to you, it is expected that payments will typically be made by wire, by ACH or by issuing check by the next Business Day following receipt of a redemption request in good order from the intermediary by a Portfolio. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three Business Days following receipt of a redemption request in good order.

However, if you have recently purchased shares with a check or through an electronic transaction, payment may be delayed as discussed below under “Miscellaneous Redemption Information.”

It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, proceeds from the sale of portfolio securities, or borrowing through the Trust’s committed, unsecured credit facility (see “Credit Facility and Borrowing,” on page 27). It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of a Portfolio’s ability to redeem in-kind in order to meet shareholder redemption requests. A Portfolio reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption request in good order by a Portfolio.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

∎	The Board may impose a liquidity fee of up to 2% on redemptions from the Prime Obligations Portfolio or

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MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

temporarily restrict redemptions from the Portfolio for up to 10 business days in any given 90 day period. See “Liquidity Fees and Redemption Gates—Prime Obligations Portfolio” beginning on page 17.

∎

The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Portfolio. The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by a Portfolio or the determination of the fair value of a Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders.

∎

If you are redeeming Williams Capital Shares recently purchased by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

∎	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

∎	Dividends on Williams Capital Shares are earned through and including the day prior to the day on which they are redeemed.

∎	WCG clients are responsible for transmitting redemption orders.

∎

Subject to applicable law, the Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

∎

Subject to applicable law, the Trust, Northern Trust and their agents reserve the right to involuntarily redeem or suspend an account at a Portfolio’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or other circumstances determined by the Trust and Northern Trust to be in the best interest of the Trust and its shareholders.

∎

The Trust, Northern Trust and their agents reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s or authorized agent’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

∎	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

∎	The Trust reserves the right to change or discontinue any of its redemption procedures.

∎

The Trust does not permit redemption proceeds to be sent by outgoing International ACH Transaction (“IAT”). An IAT is a payment transaction involving a financial institution’s office located outside U.S. territorial jurisdiction.

∎	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings” on page 21.

EXCHANGE PRIVILEGES. WCG clients (to the extent permitted by their account agreements) may exchange Williams Capital Shares of a Portfolio for the Williams Capital Shares of another investment portfolio of the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. A $1,000 minimum applies to exchanges. An exchange is a redemption of Williams Capital Shares of one Portfolio and the purchase of Williams Capital Shares of another Portfolio. If the Williams Capital Shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges. With respect to the Prime Obligations Portfolio, exchanges may be subject to liquidity fees and redemption gates. See “Liquidity Fees and Redemption Gates—Prime Obligations Portfolio” beginning on page 17.

The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the Williams Capital Shares you are acquiring.

EXCESSIVE TRADING IN PORTFOLIO SHARES. The Board of Trustees of the Trust has not adopted, on behalf of the Portfolios, policies and procedures with respect to frequent purchases and redemptions of Portfolio shares in light of the nature and high quality of the Portfolios’ investments. Each Portfolio reserves the right to refuse a purchase order if management of the Portfolio determines that the purchase may not be in the best interests of the Portfolio.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing by following the procedures outlined above under “Purchasing and Selling Williams Capital Shares—Selling Williams Capital Shares—By Mail.”

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.

The Trust reserves the right to refuse a telephone redemption, subject to applicable law.

ADVANCE NOTIFICATION OF LARGE TRANSACTIONS. The Trust requests that a WCG client give advance notice to the Transfer Agent by 11:00 a.m. Central time if it intends to place a purchase or redemption order of $5 million or more on a Business Day. For other large purchase or redemption orders below $5 million, the Trust requests that WCG clients give advance notice to the Transfer Agent as early as possible in the day.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions only in writing. You may make changes to an address of record or certain other account information in writing or by telephone. Written instructions must be accompanied by acceptable evidence of authority (if applicable). A signature guarantee also may be required from an institution participating in STAMP. Additional requirements may be imposed. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority (if applicable) must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A “Business Day” is each Monday through Friday that the New York Fed is open for business, except as noted below. The New York Fed is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Portfolios may also close on days when the New York Fed is open but the Exchange is closed, such as Good Friday.

GOOD ORDER. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including acceptable evidence of authority (if applicable). Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until an investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

EARLY CLOSINGS. The Portfolios reserve the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond market close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, on any Business Day when SIFMA recommends that the bond markets close early, each Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If a Portfolio does so, it will cease granting same Business Day credit for purchase and redemption orders received at the Portfolio’s closing time and credit will be given on the next Business Day. In addition, the Board of Trustees of the Trust also may, for any Business Day,

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	21	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

decide to change the time as of which a Portfolio’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

EMERGENCY OR UNUSUAL EVENTS. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open one or more Portfolios for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Portfolio is open for business during an emergency situation or unusual event, please call 800-637-1380 or visit northerntrust.com/institutional.

FINANCIAL INTERMEDIARIES. The Trust has authorized WCG to accept purchase, redemption and exchange orders from their clients on behalf of the Portfolios. WCG also may designate other intermediaries to accept such orders, if approved by the Trust. A Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Portfolio’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

Northern Trust has entered into an agreement with WCG whereby it will compensate WCG for services provided to beneficial owners of Williams Capital Shares. The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for WCG to make shares of the Portfolios available to its clients, and may allow the Portfolios greater access to WCG and its clients than would be the case if no payments were paid.

WCG clients should read their account agreements with WCG carefully. WCG’s requirements may differ from those listed in this Prospectus. WCG also may impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in a Portfolio. If a WCG client has agreed to maintain a minimum balance and the balance falls below this minimum, the client may be required to redeem all or a portion of the client’s investment in a Portfolio.

PORTFOLIO HOLDINGS. The Portfolios, or their duly authorized service providers, may publicly disclose holdings of all Northern Institutional Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

The Trust publishes on its website at northerntrust.com/institutional no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of a Portfolio’s holdings and certain other information regarding portfolio holdings of each Portfolio as of the last business day of the prior month. Certain portfolio information concerning the Portfolios will be provided in monthly holdings reports to the SEC on Form N-MFP2. Form N-MFP2 will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP2 will be provided on the Trust’s website. A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the SAI.

SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of May 31 and with an annual report containing audited financial statements as of November 30. If we have received appropriate written consent, we send a single copy of all materials, including prospectuses, financial reports, proxy statements or information statements to all shareholders who share the same mailing address, even if more than one person in a household holds shares of a Portfolio.

If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolios will begin sending individual copies to you within 30 days after receipt of your opt-out notice. The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Institutional Funds Center at P.O. Box 75986, Chicago, Illinois 60675-5986, calling 800-637-1380 or by sending an e-mail to: northern-funds@ntrs.com.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

DISTRIBUTIONS AND TAX CONSIDERATIONS

DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by each Portfolio to its shareholders. Net income includes the interest accrued on a Portfolio’s assets less estimated expenses. Each Portfolio’s net realized short-term capital gains, if any, are distributed at least annually. The Portfolios do not expect to realize net long-term capital gains.

Dividends are paid as soon as practicable following the end of each month, except in the case of a total redemption of shares in an account that is not subject to a standing order for the purchase of additional shares of the same class. In that event, dividends will be paid promptly along with the redemption proceeds.

All distributions are reinvested automatically (without any sales charge) in additional shares of the same Portfolio, unless you elect to receive distributions in cash by notifying the Transfer Agent in writing. You may make arrangements to credit these distributions to your account with Northern Trust, its affiliates or financial intermediaries.

There are no fees or sales charges on reinvestments.

TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to a shareholder in a Portfolio. The discussions of the federal income tax consequences in this Prospectus and the SAI are based on the Internal Revenue Code of 1986, as amended, and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual U.S. citizens or residents and is based on current tax law. You should consult your tax professional for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS. Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes and to distribute to shareholders substantially all of its net investment income each year. Except as otherwise noted below, you will generally be subject to federal income tax at ordinary rates on a Portfolio’s distributions to you, regardless of whether they are paid in cash or reinvested in Portfolio shares. U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) and trusts and estates with income above certain thresholds are subject to the Medicare contribution tax on their “net investment income,” which includes non-exempt interest, dividends and capital gains at a rate of 3.8%. You will be notified annually of the tax status of distributions to you.

The Portfolios generally will be invested in debt instruments and not in shares of stock on which dividend income will be received. As a result, the Portfolios do not expect to pay dividends that are eligible for the reduced tax rate on corporate dividends or that will qualify for the dividends-received deduction for corporations.

IRAS AND OTHER TAX-QUALIFIED PLANS. One major exception to the preceding tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless shares are acquired with borrowed funds.

REDEMPTIONS—PRIME OBLIGATIONS PORTFOLIO. Because the Portfolio will not maintain a stable share price, but rather a floating NAV, a sale of Portfolio shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), with respect to your Portfolio shares, when you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Capital losses in any year are deductible only to the extent of capital gains, plus, in the case of a non-corporate taxpayer, generally $3,000 of income. Certain other special tax rules may apply to your capital gains or losses on Portfolio shares. Any liquidity fees you incur on shares redeemed will generally decrease the amount of any capital gain (or increase the amount of any capital loss) you recognize with respect to such redemption. This capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year.

If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of Portfolio shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Portfolio shares during a computation period (such as your taxable year), reduced by your net investment (cost of the shares purchased during the period, including shares acquired through the reinvestment of dividends, minus amounts received during the period from dispositions of shares where gain or loss would have been recognized if the NAV method had not been selected) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss and will be treated as arising at the end of the computation period.

In addition, because of the so-called “wash sale” rules, any loss realized by a shareholder on a redemption of Portfolio shares would ordinarily be disallowed to the extent such shareholder

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MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

acquired new shares of the same Portfolio within 30 days before or after such a redemption. However, the Treasury Department and IRS have determined not to apply the wash sale rules to the redemption of investment company shares if the investment company is regulated as, and holds itself out as, a money market fund under Rule 2a-7 of the 1940 Act and has a floating rate NAV at the time of redemption and the shareholder has adopted the NAV method of accounting. Shareholders are urged to consult their tax professionals before deciding to adopt such accounting method.

REDEMPTIONS—U.S. GOVERNMENT SELECT PORTFOLIO. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Portfolio shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as the Portfolio maintains a constant net asset value of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of the Portfolio.

BACKUP WITHHOLDING. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 24% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Portfolio distributions attributable to Portfolio income such as interest will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however be reduced (and in some cases eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolios with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits. Dividends reported as short-term capital gain dividends or interest-related dividends are not subject to U.S. withholding tax. The exemption may not apply, however, if the recipient’s investment in a Portfolio is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. However, dividends reported as exempt-interest dividends are generally not subject to U.S. withholding tax. In addition, the Portfolios are required to withhold 30% tax on payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax professionals regarding the tax consequences in their country of residence of an investment in a Portfolio.

STATE AND LOCAL TAXES. You may also be subject to state and local taxes on income and gain attributable to your ownership of Portfolio shares. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest earned by the Portfolio on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.

CONSULT YOUR TAX PROFESSIONAL. Your investment in the Portfolios could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Portfolio. More tax information relating to the Portfolios is also provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

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SECURITIES, TECHNIQUES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS, DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

The following provides additional information regarding each Portfolio’s investment objective, principal investment strategies and related risks discussed in the Portfolio Summaries—Principal Investment Strategies section, as well as information about additional investment strategies and techniques that a Portfolio may employ in pursuing its investment objective. Principal investment strategies and risks for each Portfolio are noted in parenthesis. The Portfolios also may make other types of investments to the extent permitted by applicable law. Additional information about the Portfolios, their investment strategies and risks can also be found in the Portfolios’ Statement of Additional Information (“SAI”).

All investments carry some degree of risk that will affect the value of a Portfolio, its yield and investment performance and the price of its shares. An investment in each of the Portfolios is not a deposit of any bank and is not insured or guaranteed by the FDIC, any other government agency or Northern Trust, its affiliates, subsidiaries or any other bank.

The Prime Obligations Portfolio is required to price and transact in its shares at a floating NAV, rounded to the fourth decimal place (e.g., $1.0000), and the U.S. Government Select Portfolio seeks to maintain a stable NAV of $1.00 per share. It is possible to lose money by investing in the Portfolios. This section takes a closer look at some of the Portfolios’ principal investment strategies and related risks.

The Portfolios:

∎	Limit their dollar-weighted average portfolio maturity to 60 days or less;

∎

Limit their dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) to 120 days or less;

∎	Buy securities with remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under Rule 2a-7; and

∎	Invest only in U.S. dollar-denominated securities that represent minimal credit risks.

SEC regulations require each Portfolio to limit its dollar-weighted average portfolio maturity to 60 days or less, and its dollar-weighted average portfolio life to 120 days or less. Each Portfolio also is required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Specifically, each Portfolio is required to hold at least 10% of its total assets in “daily liquid assets,” and at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets include: cash; direct obligations of the U.S. government; securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; and amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets include: cash; direct obligations of the U.S. government; certain U.S. government agency discount notes without provision for the payment of interest with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

In addition, each Portfolio limits its investments to “Eligible securities” as defined by the SEC. Securities in which the Portfolios may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

Rule 2a-7 requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and (i) which have been determined by a money market fund’s board of trustees (or the fund’s investment adviser, if the board of trustees delegates such power to the adviser) to present minimal credit risks to the fund; (ii) are issued by other investment companies that are money market funds; or (iii) are U.S. government securities. NTI considers several factors including the capacity of each security’s issuer or guarantor to meet its financial obligations.

In accordance with current SEC regulations, each Portfolio generally will not invest more than: (1) 5% of the value of its total assets at the time of purchase in the securities of any single issuer (and certain affiliates of that issuer); and (2) 10% of the value of its total assets at the time of purchase in the securities subject to demand features or guarantees of any single institution. The Portfolios may, however, invest up to 25% of their total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, certain repurchase agreements, U.S. government securities or securities of other investment companies that are money market funds. In addition, securities subject to demand features and guarantees are subject to different diversification requirements as described in the SAI.

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FLOATING NAV RISK (principal risk for the Prime Obligations Portfolio) is the risk that because the share price of the Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A sale of Portfolio shares may result in capital gains or losses.

STABLE NAV RISK (principal risk for the U.S. Government Select Portfolio) is the risk that the U.S. Government Select Portfolio will not be able to maintain an NAV per share of $1.00 at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV. A significant enough market disruption or drop in market prices of securities held by a Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

LIQUIDITY FEE AND REDEMPTION GATE RISK (principal risk for the Prime Obligations Portfolio) is the risk that the Prime Obligations Portfolio may impose a “liquidity fee” (up to 2%) or “redemption gate” that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

INVESTMENT OBJECTIVES. The investment objective of the Prime Obligations Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Prime Obligations Portfolio having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Prime Obligations Portfolio.

During extraordinary market conditions and interest rate environments, all or any portion of the Prime Obligations Portfolio’s assets may be uninvested and will therefore not generate income. The Prime Obligations Portfolio may not achieve its investment objective during this time.

The investment objective of the U.S. Government Select Portfolio may not be changed without shareholder approval.

Under unusual circumstances, such as when appropriate securities that are exempt from state taxes are unavailable, the U.S. Government Select Portfolio also may invest in U.S. government securities that are not exempt from state taxation and qualified repurchase agreements, and hold uninvested cash. Cash assets will not generate income. The U.S. Government Select Portfolio may not achieve its investment objective during this time.

ASSET-BACKED SECURITIES (principal strategy for the Prime Obligations Portfolio). Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. Asset-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, municipal securities and other financial assets.

Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pooled insurance policy issued by a financial institution, or by other credit enhancements.

INVESTMENT STRATEGY. The Prime Obligations Portfolio may purchase various types of asset-backed securities that are “Eligible Securities” as defined by the SEC. The U.S. Government Select Portfolio may purchase asset-backed securities (such as mortgage-backed securities) that are issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

SPECIAL RISKS. In addition to credit and market risk, asset-backed securities may involve prepayment risk because the underlying assets (loans) may be prepaid at any time. Prepayment (or call) risk is the risk that an issuer will exercise its right to pay principal on an obligation held by a Portfolio (such as an asset-backed security) sooner than expected. This may happen during a period of falling interest rates. Accordingly, a Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the service agent, the financial institution providing the credit support, or the counterparty. Unlike mortgage-backed securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee (but

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may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Credit supports generally apply only to a fraction of a security’s value. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

As a result of the economic recession that commenced in the United States in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Portfolios may suffer greater levels of default than were historically experienced. In addition to prepayment risk, investments in mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities of underperforming assets may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Portfolios may borrow money from banks and may enter into reverse repurchase agreements with banks and other financial institutions.

INVESTMENT STRATEGY. Each Portfolio may borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions in amounts not exceeding one-fourth of its total assets (including the amount borrowed). The Portfolios may enter into reverse repurchase agreements when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. Reverse repurchase agreements involve the sale of money market securities held by a Portfolio subject to the Portfolio’s agreement to repurchase them at a mutually agreed upon date and price (including interest). If the securities held by the Portfolios decline in value while these transactions are outstanding, the NAV of the Portfolios’ outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by a Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by a Portfolio will decline below the price the Portfolio is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Portfolio.

COMMERCIAL PAPER RISK (principal risk for Prime Obligations Portfolio). Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are generally unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper (See also “Asset-Backed Securities” above).

Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is also susceptible to changes in the issuer’s financial condition or credit quality. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment.

CREDIT FACILITY AND BORROWING. The portfolios of the Trust, including the Portfolios, and affiliated funds of Northern Funds (each a “Fund”, and together the “Funds”) have jointly entered into a revolving credit facility (the “Credit Facility”) whereby the Portfolios, the other portfolios in the Trust, and the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to the Credit Facility, the participating portfolios and Funds may borrow up to an aggregate commitment amount of $250 million (the “Commitment Limit”) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Facility and under the 1940 Act. The Portfolios may borrow up to the maximum amount allowable under their current prospectus and SAI, subject to various other legal, regulatory or contractual limits, including the asset coverage limits in the Credit Facility. Borrowing results in interest expense and other fees and expenses for the Portfolios that may impact the Portfolios’ expenses, including any net expense ratios. The costs of borrowing may reduce the Portfolios’ yield. If a Portfolio borrows pursuant to the Credit Facility, it is charged interest at a variable rate. A Portfolio also pays a commitment fee equal to its pro rata share of the amount of the Credit Facility. The availability of funds under the Credit Facility can be affected by

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other participating portfolio’s or Funds’ borrowings under the Credit Facility. As such, a Portfolio may be unable to borrow (or borrow further) under the Credit Facility if the Commitment Limit has been reached.

CREDIT (OR DEFAULT) RISK (principal risk for each Portfolio) is the risk that an issuer of fixed-income securities held by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. The Portfolios intend to enter into financial transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. Concerns over an issuer’s ability to make principal or interest payments may cause the value of a fixed income security to decline. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Custodial receipts are participations in trusts that hold U.S. Treasury securities and are sold under such names as TIGRs (Treasury Income Growth Receipts) and CATS (Certificates of Accrual on Treasury Securities). Like other stripped obligations, they entitle the holder to future interest payments or principal payments on the U.S. Treasury securities.

INVESTMENT STRATEGY. To the extent consistent with its investment objective and strategies, the Prime Obligations Portfolio may invest a portion of its assets in custodial receipts.

SPECIAL RISKS. Like other stripped securities (which are described below), stripped custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

CYBERSECURITY RISK (principal risk for each Portfolio). With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Portfolios’ operations, the Portfolios and their investment adviser, custodian, transfer agent, distributor and other service providers and the financial intermediaries of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down a Portfolio or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Successful cyber-attacks or other cyber-failures or events affecting the Portfolios or their Service Providers may adversely impact a Portfolio or its shareholders. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact a Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential Portfolio information, impede trading, or cause reputational damage. Such attacks, failures or other events could also subject the Portfolios or their Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Portfolios or their Service Providers may also incur significant costs to manage and control Cyber Risk. While the Portfolios and their Service Providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Cyber Risks are also present for issuers of securities or other instruments in which the Portfolios invest, which could result in material adverse consequences for such issuers, and may cause the Portfolios’ investment in such issuers to lose value.

DERIVATIVES. Each Portfolio may purchase certain “derivative” instruments. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest rates, or other indices. Derivatives include structured securities such as collateralized mortgage obligations and other types of asset-backed securities, “stripped” securities and various floating rate instruments.

INVESTMENT STRATEGY. A Portfolio may invest in derivatives when the Investment Adviser believes the potential risks and rewards are consistent with the Portfolio’s objective, strategies and overall risk profile.

SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Portfolio’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity

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risk that a Portfolio will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, a Portfolio may suffer a loss whether or not the analysis of the Investment Adviser is accurate.

FINANCIAL SERVICES INDUSTRY RISK (principal risk for Prime Obligations Portfolio). The financial services industry includes the group of industries within the financial services sector. Asset-backed securities with underlying assets related to the financial services industry are grouped by the Investment Adviser within the financial services industry. Companies in the financial services group of industries include, but are not limited to, U.S. and non-U.S. companies involved in banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates, and related asset-backed securities.

INVESTMENT STRATEGY. The Prime Obligations Portfolio will concentrate its investments in the financial services industry. Therefore, under normal market conditions, the Prime Obligations Portfolio will invest at least 25% of its total assets in securities issued by companies in the financial services industry. The Prime Obligations Portfolio may, however, for temporary defensive purposes, invest less than 25% of its total assets in the financial services industry if warranted due to adverse economic conditions or if investing less than 25% of its total assets in the financial services industry appears to be in the best interest of shareholders.

SPECIAL RISKS. Because the Prime Obligations Portfolio will under normal market conditions invest at least 25% of its total assets in the financial services industry, the Portfolio will be subject to greater risk of loss by economic, business, political or other developments which generally affect this industry. Changes in government regulation, interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations. The profitability of financial services companies is dependent on the availability and cost of capital and can be significantly affected by changes in interest rates and monetary policy. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations or as a result of data breaches and certain other bank activities, such as mortgage banking and foreign exchange practices and investments in derivatives. Financial services companies also are subject to extensive government regulation, including policy and legislative changes in the United States and other countries that are changing many aspects of financial regulation. In June 2016, the United Kingdom (“UK”) held a referendum election and voters elected to withdraw from the European Union (“EU”). The UK is currently scheduled to exit the EU in May 2019. Financial services companies in the UK or EU could be disproportionately impacted by volatile trading markets and significant and unpredictable currency fluctuations caused by these actions. (See also, “Market Events Risk” below).

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Portfolio’s investments may lose value during such periods.

FOREIGN INVESTMENTS (principal strategy for the Prime Obligations Portfolio). To the extent consistent with its investment objective and strategies, the Prime Obligations Portfolio may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, foreign commercial banks and foreign branches of U.S. banks. The Prime Obligations Portfolio also may invest in U.S. dollar-denominated commercial paper and other obligations of foreign issuers. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development (also known as the World Bank)) and international banking institutions and related government agencies.

SPECIAL RISKS. Foreign securities involve special risks and costs, which are considered by the Investment Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Portfolio. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war

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and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect a Portfolio’s foreign holdings or exposures. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Moreover, clearance and settlement procedures may differ from those in the U.S. and in certain markets such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK (principal risk for the Prime Obligations Portfolio) is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause a Portfolio’s investments in securities backed by guarantees, letters of credit, insurance or other credit enhancements issued by such bank or institution to decline in value. Guarantees, letters of credit, insurance or other credit enhancements do not protect a Portfolio or its shareholders from losses caused by declines in a security’s market value. In addition, having multiple securities’ credit enhanced by the same enhancement provider will increase the adverse effects on a Portfolio that are likely to result from a downgrading of, or a default by, such enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Portfolio.

ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, and other securities that are traded in the United States but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and both foreign and domestic securities that are not readily marketable.

INVESTMENT STRATEGY. Each Portfolio may invest up to 5% of its net assets in securities that are illiquid. A domestically traded security that is not registered under the 1933 Act will not be considered illiquid if the Investment Adviser determines that an adequate trading market exists for that security. If otherwise consistent with their investment objectives and strategies, the Portfolios may purchase commercial paper issued pursuant to Section 4(a)(2) of the 1933 Act and securities that are not registered under the 1933 Act but can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Trust’s Board of Trustees, that an adequate trading market exists.

SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Portfolio. The practice of investing in Rule 144A Securities and commercial paper available to qualified institutional buyers could increase the level of illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities. Securities purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

INCOME RISK (principal risk for each Portfolio) is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

INSURANCE FUNDING AGREEMENTS. An insurance funding agreement (“IFA”) is an agreement that requires a Portfolio to make cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits interest to the Portfolio for a set time period.

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INVESTMENT STRATEGY. The Prime Obligations Portfolio may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Investment Adviser.

SPECIAL RISKS. IFAs are not insured by a government agency—they are backed only by the insurance company that issues them. As a result, they are subject to default risk of the non-governmental issuer. In addition, the transfer of IFAs may be restricted and an active secondary market in IFAs currently does not exist. This means that it may be difficult or impossible to sell an IFA at an appropriate price.

INTEREST RATE RISK (principal risk for each Portfolio). A Portfolio’s yield will vary with changes in interest rates. During periods of rising interest rates, a Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Portfolio’s yield (and the market value of its securities) will tend to be higher. In a period of rising interest rates, a Portfolio’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by a Portfolio with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. If interest rates rise, a Portfolio’s yield may not increase proportionately. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolios’ investments. A low interest rate environment may prevent a Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in a Portfolio’s share price. Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities held by a Portfolio may vary.

INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Portfolios to participate in an interfund borrowing and lending program. This interfund borrowing and lending program allows the Portfolios to borrow money from other portfolios in the Trust and other affiliated funds of Northern Funds (each a “Fund” and together the “Funds”) advised by NTI, and to lend money to other portfolios in the Trust, for temporary or emergency purposes. The interfund borrowing and lending program is currently not operational. Northern Trust Investments, Inc. is the Investment Adviser to the Portfolios and the investment adviser to the Funds. The interfund borrowing and lending program is subject to a number of conditions, including, among other things, the requirements that (1) a Portfolio may not borrow or lend money through the program unless it receives a more favorable interest rate than is available from a bank loan rate or investment yield rate, respectively; (2) loans will be secured on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (3) loans will have a maturity no longer than that of any outstanding bank loan (and in any event not over seven days); (4) if an event of default occurs under any agreement evidencing an outstanding bank loan to a Portfolio, the event of default will automatically (without need for action or notice by the lending Portfolio or Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Portfolio or Fund to call the interfund loan (and exercise all rights with respect to any collateral) and that such call will be made if the bank exercises its right to call its loan under its agreement with a Portfolio; (5) a Portfolio may not borrow money if the loan would cause its outstanding borrowings from all sources to exceed 10% of its net assets at the time of the loan, except that a Portfolio may borrow up to 33 1/3% of its total assets through the program or from other sources if each interfund loan is secured by the pledge of segregated collateral with a market value of at least 102% of the outstanding principal value of the loan; (6) a Portfolio may not loan money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan; (7) a Portfolio’s interfund loans to any one Portfolio shall not exceed 5% of the lending Portfolio’s net assets; and (8) a Portfolio’s borrowings through the program will not exceed the greater of 125% of the Portfolio’s total net cash redemptions or 102% of the Portfolio’s sales fails (when a sale of securities “fails,” due to circumstances beyond the Portfolio’s control) for the preceding seven calendar days as measured at the time of the loan. In addition, a Portfolio may participate in the interfund borrowing and lending program only if and to the extent that such participation is consistent with the Portfolio’s investment objective and policies. The Board of Trustees of the Trust is responsible for overseeing the interfund borrowing and lending program. A delay in repayment to a lending Portfolio could result in a lost investment opportunity or additional lending costs.

INVESTMENT COMPANIES. To the extent consistent with its investment objective and strategies, each Portfolio may invest in securities issued by other affiliated or unaffiliated investment companies.

INVESTMENT STRATEGY. Investments by a Portfolio in other investment companies will be subject to the limitations of the 1940 Act and SEC orders. Although the Portfolios do not expect to do so in the foreseeable future, each Portfolio is authorized to invest substantially all of its assets in an open-end investment company or a series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

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SPECIAL RISKS. As a shareholder of another investment company, a Portfolio would be subject to the same risks as any other investor in that company. It would also bear a proportionate share of any fees or expenses paid by that company. These expenses would be in addition to the management fees and other expenses the Portfolio bears directly in connection with its own operations.

LARGE SHAREHOLDER TRANSACTIONS RISK (principal risk for each Portfolio). The Portfolios may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolios. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolios to sell their securities at times when they would not otherwise do so, which may negatively impact the Portfolio’s liquidity. For the Prime Obligation Portfolio, a large shareholder redemption may result in the Portfolio imposing a liquidity fee or redemption gate that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, a large redemption could result in each Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in each such Portfolio’s expense ratio. Similarly, large share purchases may adversely affect the Portfolios’ performance to the extent that the Portfolios are delayed in investing new cash or otherwise maintain a larger cash position than they ordinarily would.

LIQUIDITY RISK (principal risk for the Prime Obligations Portfolio) is the risk that a Portfolio will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that a Portfolio would like or difficult to value. A Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on portfolio management or performance. For the Prime Obligations Portfolio, these factors may result in the Portfolio imposing a liquidity fee or redemption gate that temporarily restricts your ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Portfolios with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with potential market and/or credit risk tend to have the greatest exposure to liquidity risk. All of these risks may increase during periods of market volatility.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets throughout the world during past decade. These conditions may recur.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, took steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. In recent years, the U.S. government and Federal Reserve have reduced their market support activities and have begun raising interest rates. Certain foreign governments and central banks have implemented so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Governmental or central bank actions, including interest rate increases, measures to address budget deficits, or contrary actions by different governments, as well as downgrades of sovereign debt, fluctuations in oil and commodity prices, dramatic changes in currency exchange rates and geopolitical events (including wars and terror attacks) could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Portfolio invests.

Policy and legislative changes in the United States and in other countries (such as the UK referendum vote to exit the EU, as further discussed below) may also contribute to decreased liquidity and increased volatility in the financial markets. Political turmoil within the U.S. and abroad may also impact the Portfolios. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Portfolios’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Portfolio investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

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The U.S. is also considering significant increases in infrastructure and national defense spending which, coupled with lower federal taxes, could lead to increased government borrowing and higher interest rates. The equity and debt markets may react strongly to this possibility, which could increase volatility, especially if the market’s expectations for such changes are not borne out.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Portfolio directly invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Portfolio’s investments may be negatively affected.

In June 2016, voters in the UK approved a referendum to leave the EU (“Brexit”). There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. Political events, including nationalist unrest in Europe and uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU itself, also may cause market disruptions. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. Moreover, the uncertainty about the ramifications of Brexit may cause significant volatility and/or declines in the value of the Euro and British pound. If no agreement is reached as to the terms of the UK’s exit from the EU prior to the May 2019 exit date (“hard Brexit”), these impacts may be exaggerated. Brexit (and in particular a hard Brexit) may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. This may increase redemptions from Portfolios that hold impacted securities, or cause the value of a Portfolio’s securities that are economically tied to the UK or EU to decline. Additionally, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the price of other securities rise or remain unchanged.

MUNICIPAL AND RELATED INSTRUMENTS. Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities. Municipal instruments include both “general” and “revenue” bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds also are payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed.

Some municipal instruments, known as private activity bonds, are issued to finance projects for private companies. Private activity bonds are usually revenue obligations since they typically are payable by the private user of the facilities financed by the bonds.

Municipal instruments also include “moral obligation” bonds, municipal leases, certificates of participation and asset-backed securities such as custodial receipts. Moral obligation bonds are supported by a moral commitment but not a legal obligation of a state or municipality. Municipal leases and participation certificates present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments on an annual basis. Custodial receipts represent interests in municipal instruments held by a trustee or custodian.

Certain municipal obligations are issued with interest rates that adjust periodically. Such municipal floating-rate debt obligations are generally indexed to the London Interbank Offer Rate, the Securities Industry and Financial Market Association index, the Consumer Price Index or other indices. Municipal floating-rate debt obligations include, but are not limited to, municipal floating rate notes, floating-rate notes issued by tender option bond trusts, auction rate preferred securities, synthetic floating-rate securities (e.g., a fixed-rate instrument that is subject to a swap agreement converting a fixed rate to a floating rate) and other municipal instruments with floating interest rates (such as variable rate demand preferred shares and variable rate term preferred shares).

INVESTMENT STRATEGY. To the extent consistent with its investment objective and investment strategies, each Portfolio may invest from time to time in municipal instruments or other securities issued by state and local governmental bodies. Generally, this will occur when the yield of municipal instruments, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid by the Portfolios on such investments will be taxable to shareholders.

SPECIAL RISKS. Municipal instruments may be backed by letters of credit, insurance or other forms of credit enhancement issued by foreign and domestic banks, insurance companies and other financial institutions. If the credit quality of these banks and financial institutions declines, a Portfolio could suffer a loss to the extent that the Portfolio is relying upon this credit support. Foreign institutions can present special risks

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relating to higher transaction and custody costs, the imposition of additional taxes by foreign governments, less complete financial information, less market liquidity, more market volatility and political instability. Foreign banks, insurance companies and financial institutions may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements than U.S. banks.

In addition, a single enhancement provider may provide credit enhancement to more than one of a Portfolio’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Portfolio that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Portfolio. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, particularly the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress. Municipal bonds may be covered by insurance that guarantees timely interest payments and repayment of principal on maturity. If a bond’s insurer fails to fulfill its obligations or loses its credit rating, the value of the bond could drop. Insurance does not protect a Portfolio or its shareholders from losses caused by declines in a bond’s market value.

Also, an insurance company’s exposure to securities involving subprime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurance company.

In addition, when a substantial portion of a Portfolio’s assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which otherwise are related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument.

In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Any of these effects could have a significant impact on the prices of some or all of the municipal instruments held by a Portfolio.

OPERATIONAL RISK. The Investment Adviser to the Portfolios and other Portfolio service providers may be subject to operational risk and may experience disruptions and operating errors. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect a Portfolio’s ability to calculate its net asset values in a timely manner, including over a potentially extended period. While service providers are required to have appropriate operational risk management policies and procedures in place, their methods of operational risk management may differ from those of a Portfolio in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

PREPAYMENT (OR CALL) RISK (principal risk for each Portfolio) is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities. As interest rates fall and certain obligations are paid off by obligors more quickly than originally anticipated, a Portfolio may invest the proceeds in securities with lower yields.

REPURCHASE AGREEMENTS (principal strategy for each Portfolio). Repurchase agreements involve the purchase of securities by a Portfolio subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.

INVESTMENT STRATEGY. To the extent consistent with its investment objective and principal investment strategies, each Portfolio may enter into repurchase agreements with domestic and foreign financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. The U.S. Government Select Portfolio does not intend to invest in repurchase agreements except in unusual circumstances, such as when appropriate securities that are exempt from state taxes are unavailable. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement generally will not occur more than one year after a Portfolio acquires the securities.

SPECIAL RISKS. In the event of a default, a Portfolio will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Portfolio’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Portfolio could suffer additional losses if a court determines that the Portfolio’s interest in the collateral is unenforceable by the Portfolio. If a Portfolio enters into a repurchase agreement with a foreign financial institution, it may be subject to the same risks associated with foreign investments.

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The Portfolios intend to enter into transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

With respect to collateral received in repurchase transactions or other investments, a Portfolio may have significant exposure to the financial services and mortgage markets. Such exposure, depending on market conditions, could have a negative impact on the Portfolio, including minimizing the value of any collateral.

STRIPPED SECURITIES. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers.

They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

INVESTMENT STRATEGY. To the extent consistent with their investment objectives and strategies, the Portfolios may purchase stripped securities, including securities registered in the STRIPS program.

SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Portfolios and adversely affect a Portfolio’s investment performance.

STRUCTURED SECURITIES. The value of such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, securities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Examples of structured securities include, but are not limited to, asset-backed commercial paper, structured notes and other debt obligations where the principal repayment at maturity is determined by the value of a specified security or securities index.

INVESTMENT STRATEGY. The Portfolios may invest in structured securities to the extent consistent with their investment objectives and strategies.

SPECIAL RISKS. Structured securities present additional risk that the interest paid to a Portfolio on a structured security will be less than expected. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, a Portfolio could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

TEMPORARY INVESTMENTS. For capital preservation and liquidity, each Portfolio may have a greater concentration in short-term securities, including investing up to all of its assets in overnight securities, which may result in a reduction of a Portfolio’s yield.

Although the Investment Adviser has the ability to take temporary positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

U.S. GOVERNMENT OBLIGATIONS (principal risk for each Portfolio). These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. U.S. treasury obligations also include floating rate public obligations of the U.S. Treasury.

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INVESTMENT STRATEGY. To the extent consistent with its investment objective and strategies, each Portfolio may invest in a variety of U.S. Treasury obligations and in obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities are issued by entities chartered or sponsored by Acts of Congress, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, such securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury, although this guarantee applies only to principal and interest payments and does not apply to losses resulting from declines in the market value of these securities. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). To the extent a Portfolio invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program or other similar programs, there is a possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

Floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”) have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the FRNs, which only occur periodically (see “Variable and Floating Rate Instruments” below).

VARIABLE AND FLOATING RATE INSTRUMENTS (principal risk for each Portfolio). Variable and floating rate instruments have interest rates that periodically are adjusted either at set intervals or that float at a margin tied to a specified index rate. These instruments include floating rate Treasury obligations, variable amount master demand notes and long-term variable and floating rate bonds (sometimes referred to as “Put Bonds”) where a Portfolio obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date.

INVESTMENT STRATEGY. Each Portfolio may invest in variable or floating rate instruments to the extent consistent with its investment objective and strategies.

SPECIAL RISKS. Variable and floating rate instruments are subject to many of the same risks as fixed rate instruments, particularly credit risk and default risk, which could impede their value. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Portfolios are not entitled to exercise their demand rights. As a result, the Portfolios could suffer a loss with respect to these instruments. In addition, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s or guarantor’s creditworthiness. In addition, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of a variable or floating instrument, which could harm or benefit a Portfolio, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate instrument that does not reset immediately would prevent a Portfolio from taking full advantage of rising interest rates in a timely manner.

In 2017, the UK’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability of LIBOR presents risks to the Portfolios, including the risk that any pricing or adjustments to a Portfolio’s investments resulting from a substitute reference rate may adversely affect the Portfolio’s performance and/or NAV.

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WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

INVESTMENT STRATEGY. Each Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Portfolios generally would purchase securities in these transactions with the intention of acquiring the securities, the Portfolios may dispose of such securities prior to settlement if the Investment Adviser deems it appropriate to do so.

SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they actually are issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they actually are issued or delivered. Therefore, these transactions may have a leveraging effect on a Portfolio, making the value of an investment in the Portfolio more volatile and increasing the Portfolio’s overall investment exposure. These transactions also involve the risk that the counterparty may fail to deliver the security or cash on the settlement date.

OTHER SECURITIES. Additionally, the Portfolios may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Portfolios’ investment objectives and strategies. You should carefully consider the risks discussed in these sections before investing in a Portfolio.

The Portfolios may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Portfolios, their investments and related risks can also be found in “Investment Objective and Strategies” in the SAI.

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FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF A PORTFOLIO’S WILLIAMS CAPITAL SHARES FOR THE PAST FIVE YEARS (OR, IF SHORTER, THE PERIOD OF THE PORTFOLIO’S OPERATIONS). BECAUSE THE WILLIAMS CAPITAL SHARES OF THE PRIME OBLIGATIONS PORTFOLIO HAD NOT COMMENCED OPERATIONS AS OF NOVEMBER 30, 2018, INFORMATION IS SHOWN FOR THE PORTFOLIO’S SHARES CLASS, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.

Certain information reflects the financial results for a single Williams Capital Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Shares of the Prime Obligations Portfolio and Williams Capital Shares of the U.S. Government Select Portfolio held for the entire period (assuming reinvestment of all dividends and distributions), and, with respect to the Prime Obligations Portfolio, do not reflect the effect of the Williams Capital Shares’ different expenses. The information for the fiscal year ended November 30, 2018 has been derived from financial statements that have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose reports, along with the Portfolios’ financial statements, are included in the Portfolios’ annual reports. Information for fiscal years prior to November 30, 2017 was audited by the Portfolios’ former independent registered public accounting firm. Copies of the semiannual and annual report are available upon request and without charge.

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FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$1.0001	$1.0002	$1.0000 (1)	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0190 (2)	0.0099	0.0040 (2)	— (3)	— (3)
Net realized and unrealized gains (losses)	(0.0004)	(0.0001)	0.0006	— (3)	— (3)
Total from Investment Operations	0.0186	0.0098	0.0046	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0187)	(0.0099)	(0.0044)	— (3)	— (3)
From net realized gains	—	— (4)	—	—	—
Total Distributions Paid	(0.0187)	(0.0099)	(0.0044)	—	—
Net Asset Value, End of Year	$1.0000	$1.0001	$1.0002	$1.00	$1.00
Total Return(5)	1.88%	0.99%	0.46%	0.06%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,011,041	$2,543,262	$1,711,024	$3,610,101	$3,649,756
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.17%	0.17%	0.17%	0.17%	0.24%
Net investment income, net of waivers, reimbursements and credits	1.90%	1.01%	0.40%	0.06%	0.02%
Net investment income (loss), before waivers, reimbursements and credits	1.88%	0.99%	0.38%	0.04%	(0.07)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).

(2)	Net investment income for the year ended was calculated using the average shares outstanding method.

(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.

(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	39	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2018	2017	2016	2015	2014(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.01	— (2)	— (2)	— (2)
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.02	0.01	—	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.01)	— (2)	— (2)	— (2)
From net realized gains	— (2)	—	—	—	—
Total Distributions Paid	(0.02)	(0.01)	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	1.58%	0.66%	0.20%	0.01%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$216,367	$472,479	$474,161	$213,987	$140,978
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.20%	0.20%	0.20%	0.12%	0.08%
Expenses, before reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers and reimbursements	1.54%	0.66%	0.21%	0.01%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.53%	0.65%	0.20%	(0.08)%	(0.12)%

(1)	For the period September 15, 2014 (commencement of operations) through November 30, 2014.

(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

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MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

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MONEY MARKET PORTFOLIOS—WILLIAMS CAPITAL SHARES

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MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

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NORTHERN INSTITUTIONAL FUNDS PROSPECTUS	43	MONEY MARKET PORTFOLIOS

The Williams Capital Group, L.P. 650 Fifth Avenue, 9th Floor New York, NY 10019 willcap.com

ANNUAL/SEMIANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semiannual reports to shareholders. In the Portfolios’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Additional information about the Portfolios and their policies is also available in the Portfolios’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Portfolios’ annual and semiannual reports and the SAI are available free upon request by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Portfolios’ shares may be purchased or sold.

FOR SHAREHOLDER INQUIRIES OR TO OBTAIN INFORMATION:

BY TELEPHONE

For Orders: 800-637-1380

For Questions: 866-926-3863

BY MAIL

Northern Institutional Funds P.O. Box 75986 Chicago, Illinois 60675-5986

ON THE INTERNET

The Portfolio’s documents are available online and may be downloaded from: The EDGAR database on the SEC’s web site at sec.gov (text only) Northern Institutional Funds website at northerntrust.com/institutional

Reports and other information about Northern Institutional Funds are available on the Edgar database on the SEC’s internet site at http://www.sec.gov.You may also obtain copies of Northern Institutional Funds documents, after paying a duplicating fee, by sending your electronic request to: publicinfo@sec.gov.

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MONEY MARKET PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS PROSPECTUS

©2019 Northern Institutional Funds NIF PRO WC (4/19)